Registration No. 33-31755

811-5880

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 26

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT No. 27

THE GUARDIAN SEPARATE ACCOUNT D

(Exact Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square,

New York, New York 10004

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (212) 598-8359

RICHARD T. POTTER, JR., ESQ.

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	April 30, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant’s most recent fiscal year was filed on March 21, 2014.

April 30, 2014	Securities Act of 1933 File No. 33-31755

THE GUARDIAN INVESTOR® INDIVIDUAL VARIABLE ANNUITY CONTRACT PROSPECTUS

THIS PROSPECTUS describes two types of Individual Deferred Variable Annuity Contracts, the Single Premium Payment Contract and the Flexible Premium Payment Contract. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

The contracts are issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account D (the Separate Account). The contracts are annuity contracts and are long-term investment vehicles designed for retirement purposes. It will also pay a death benefit if the owner or annuitant dies before annuity payments begin.

The Single Premium Payment Contract requires a minimum investment of $5,000, while the Flexible Premium Payment Contract requires a minimum initial premium payment of $500 ($1,000 in New York State). Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these funds may not be available in your state. The prospectuses for these Funds are available from your registered representative or by calling 1-800-221-3253 or by visiting our website at www.guardianannuities.com. Please read the prospectus before investing.

•	RS Variable Products Trust
–	RS Large Cap Alpha VIP Series
–	RS S&P 500 Index VIP Series
–	RS High Yield VIP Series
–	RS Low Duration Bond VIP Series
–	RS Investment Quality Bond VIP Series
–	RS Money Market VIP Series
–	RS International VIP Series
–	RS Emerging Markets VIP Series
–	RS Small Cap Growth Equity VIP Series
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
–	Invesco V.I. American Franchise Fund
–	Invesco V.I. Core Equity Fund
–	Invesco V.I. Managed Volatility Fund (previously known as Invesco V.I. Utilities Fund)
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
–	Invesco V.I. Government Securities Fund
–	Invesco V.I. Growth and Income Fund
•	AllianceBernstein Variable Product Series Fund, Inc. (Class B)
–	AllianceBernstein VPS Global Thematic Growth Portfolio
–	AllianceBernstein VPS Growth and Income Portfolio
–	AllianceBernstein VPS Large Cap Growth Portfolio
–	AllianceBernstein VPS Value Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Product Funds (Service Class)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Mid Cap Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Templeton Growth VIP Fund (prior to May 1, 2014, known as Templeton Growth Securities Fund)
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	Janus Aspen Series (Institutional Shares)
–	Janus Aspen Forty Portfolio
–	Janus Aspen Janus Portfolio
–	Janus Aspen Enterprise Portfolio
–	Janus Aspen Global Research Portfolio
•	MFS® Variable Insurance Trust (Initial Class)
–	MFS Growth Series
–	MFS Investors Trust Series
–	MFS New Discovery Series
–	MFS Research Bond Series
–	MFS Total Return Series
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust

A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 57 of this prospectus.

The Statement of Additional Information, which is also dated April 30, 2014, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contracts are not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such an offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT AND HOW DOES IT WORK?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named will start receiving regular payments based on the accumulation value of your contract. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

THE ACCUMULATION PERIOD

During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as twenty variable investment options, or nineteen variable investment options and a fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 38 investment divisions, corresponding to 38 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under these contracts must begin no later than the annuitant’s 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a 10-year guaranteed period

•	Joint and survivor annuity

•	Annuity payments to age 100

•	Payments for a period certain

•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. They’re described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the variable investment options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contracts also give you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

SUMMARY	PROSPECTUS	1

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. A contingent deferred sales charge may apply to both surrenders and partial withdrawals. During the annuity period, under payout option V-4, F-4 or F-5, all or a portion of the present value of the remaining payments may be withdrawn. Please see The accumulation period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.36% to 1.35% in 2013, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.15% annually of the net asset value of your variable investment options.

•	Administrative expenses

$35 annually will be deducted from the accumulation value of your contract.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

A charge of 1% to 6% against any amount that you withdraw that has been in your contract for less than eight years. The actual amount will depend on the number of years the amount has been invested.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is up to 0.30% of the net asset value of your variable investment options, depending on the rider chosen.

•	Annuity taxes

A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range from 0.50% up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose payout options V-4, F-4 or F-5 and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax-deferral for purchasing the contract to fund a tax-qualified arrangement. Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contract, see Distribution of the contract.

Please see Appendix A: Summary financial information about the Separate Account for more information about Separate Account D and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.

2	PROSPECTUS	SUMMARY

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	6%[1]
Transfer Fee:	$25 for each transfer (currently, none)

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract accumulation value, depending on state requirements.

1 For Single Premium Payment Contracts, the following contingent deferred sales charges will be assessed upon amounts withdrawn during the first seven contract years:

Number of contract years completed from date of the premium payment	Contingent deferred sales charge percentage
0	6%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the amount of the single premium payment. Per contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. The amount used to calculate this charge will not exceed the single premium payment and the charge will not exceed 6% of the amount being withdrawn, as outlined in the table above.

For Flexible Premium Payment Contracts, the contingent deferred sales charges will be the lesser of:

•	6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or
•	6% of the total amount being withdrawn.

After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the total premiums paid under the contract in the 84 months immediately preceding the date of your withdrawal. For contracts issued in Section 1035 exchanges on certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. This charge will not exceed 6% of the total premiums paid in the 84 months preceding the date of your withdrawal.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

EXPENSE TABLES	PROSPECTUS	3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

	For Contract without enhanced death benefit	For Contract with 7 Year enhanced death benefit	For Contract with contract anniversary enhanced death benefit
Mortality & Expense Risk Charge	1.15%	1.15%	1.15%
Account Fees and Expenses	0%	0%	0%
Enhanced Death Benefit Charge	0%	.30%	.25%

Total Separate Account Annual Expenses	1.15%	1.45%	1.40%

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.36%	1.35%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are for the fiscal year ending December 31, 2013. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher than the expense information presented.

4	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) 1.35% maximum and (b) 0.36% minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $878	(a) $1,570	(a) $2,284	(a) $3,529
(b) $780	(b) $1,277	(b) $1,779	(b) $2,506

Chart 2. Chart 2 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $329	(a) $1,002	(a) $1,696	(a) $3,529
(b) $225	(b) $ 691	(b) $1,179	(b) $2,506

Chart 3. Chart 3 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $848	(a) $1,387	(a) $1,841	(a) $3,230
(b) $750	(b) $1,088	(b) $1,318	(b) $2,175

Chart 4. Chart 4 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $298	(a) $909	(a) $1,542	(a) $3,230
(b) $194	(b) $595	(b) $1,018	(b) $2,175

A table of accumulation unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $14.8 billion as of December 31, 2013. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the state of New York in 1860. As of December 31, 2013, Guardian Life had total admitted assets (Statutory basis) in excess of $42.1 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

6	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

There are two types of contracts. With a Flexible Premium Payment Contract, you make regular payments throughout the accumulation period. With a Single Premium Payment Contract, you make a single payment when you buy the contract. Both types of contracts allow you to direct where your net premium payments are invested.

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $5,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts ($1,000 in New York State). Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, we will accept purchase payments below $100. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

Pursuant to tax regulations, the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts.

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a tax-free exchange under section 1035 of the Internal Revenue Code. Before making an exchange you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge a tax, including a possible penalty tax, on your old contract and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	7

THE ACCUMULATION PERIOD

Accumulation

units

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day in good order.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty variable investment options, or nineteen variable investment options and the fixed-rate option at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account D, to receive and invest your premium payments in the variable investment options. The Separate Account has 38 investment divisions, corresponding to the 38 Funds available to you. The performance of each division is based on the Fund in which it invests. Each investment

8	PROSPECTUS	ACCUMULATION PERIOD

division is divided into two subdivisions, one for tax qualified retirement plans and the other for non-tax qualified retirement plans.

The Separate Account was established by GIAC in August 1989. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act

•	operating the Separate Account as a management investment company, or in another permissible form

•	combining two or more Separate Accounts or investment divisions

•	transferring assets to another Separate Account

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers)

•	adding to or suspending your ability to take allocations or transfers into any variable investment option.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of twenty of the 38 variable investment options, or 19 variable investment options and the fixed-rate

ACCUMULATION PERIOD	PROSPECTUS	9

option, at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as those publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other Fund.

All of the Funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the Fund prospectuses for more information about possible conflicts of interest.

Each of the investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. The compensation ranges from .10% to .30% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from Invesco, AllianceBernstein, Fidelity, Franklin Templeton and Value Line. Currently, the amount of 12b-1 fees ranges from .10% to .25%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and, in our role as an intermediary, the funds. We may profit from these payments.

10	PROSPECTUS	ACCUMULATION PERIOD

Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

Variable investment options
Fund	Investment objectives	Typical investments
RS Large Cap Alpha VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $5.0 billion and the market capitalization of the largest company included in the Russell 1000© Index on the last day of the most recent quarter.
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies	Normally invests at least 95% of its net assets in stocks of companies included in the S&P 500 Index.
RS High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital	Normally invests at least 80% of its net assets in debt securities, including corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies.
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal	Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities.
RS Money Market VIP Series	To seek as high a level of current income as is consistent with liquidity and preservation of capital	Normally invests in U.S. dollar-denominated high-quality, short-term instruments.
RS International VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.

ACCUMULATION PERIOD	PROSPECTUS	11

Variable investment options
Fund	Investment objectives	Typical investments
RS Emerging Markets VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in securities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.
RS Small Cap Growth Equity VIP Series	Long-term capital growth	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000© Index on the last day of the most recent quarter, whichever is greater.
Invesco V.I. American Franchise Fund	Long-term growth of capital	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.
Invesco V.I. Core Equity Fund	Long-term growth of capital	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests primarily in equity securities.
Invesco V.I. Government Securities Fund	Total return, comprised of current income and capital appreciation

The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations (each, a Federal Agency), and in derivatives and other instruments that have economic characteristics similar to such securities.

Invesco V.I. Managed Volatility Fund (previously known as Invesco V.I. Utilities Fund)	The fund’s investment objective is both capital appreciation and current income while managing portfolio volatility.

The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.

12	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options
Fund	Investment objectives	Typical investments
Invesco V.I. Growth and Income Fund	Long-term growth of capital and income	Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities.
AllianceBernstein VPS Global Thematic Growth Portfolio	Long-term growth of capital	The Portfolio pursues opportunistic growth by investing in a global universe of companies in multiple industries that may benefit from innovation. The Portfolio invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk.
AllianceBernstein VPS Growth and Income Portfolio	Long-term growth of capital	The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued, focusing on dividend-paying securities.
AllianceBernstein VPS Large Cap Growth Portfolio	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S companies. The Adviser tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects.
AllianceBernstein VPS Value Portfolio	Long-term growth of capital	Diversified portfolio of equity securities of U.S. companies, generally representing approximately 95-150 companies, with relatively large market capitalizations that the Adviser believes are undervalued.
Davis Financial Portfolio	Long-term growth of capital	The Fund invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).
Davis Real Estate Portfolio	Total return through a combination of growth and income	The Fund invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).

ACCUMULATION PERIOD	PROSPECTUS	13

Variable investment options
Fund	Investment objectives	Typical investments
Davis Value Portfolio	Long-term growth of capital	The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.
Fidelity VIP Contrafund® Portfolio	The Fund seeks long-term capital appreciation	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Allocating the Fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
Fidelity VIP Equity-Income Portfolio	The Fund seeks reasonable income. The Fund will also considers potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 Index®	Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
Fidelity VIP Growth Opportunities Portfolio	The Fund seeks to provide capital growth	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.

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Variable investment options
Fund	Investment objectives	Typical investments
Fidelity VIP Mid Cap Portfolio	The Fund seeks long-term growth of capital	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this Fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
Templeton Growth VIP Fund (prior to May 1, 2014, known as Templeton Growth Securities Fund)	Seeks long-term capital growth	Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.
Janus Aspen Forty Portfolio	Seeks long-term growth of capital	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.
Janus Aspen Janus Portfolio	Seeks long-term growth of capital	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.

ACCUMULATION PERIOD	PROSPECTUS	15

Variable investment options
Fund	Investment objectives	Typical investments
Janus Aspen Enterprise Portfolio	Seeks long-term growth of capital	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.
Janus Aspen Global Research Portfolio	Seeks long-term growth of capital	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio normally invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign equity and debt securities.
MFS® Growth Series	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Generally focuses on companies with large capitalizations, but may invest in companies of any size.
MFS® Investors Trust Series	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size.
MFS® New Discovery Series	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Generally focuses on companies with small capitalizations, but may invest in companies of any size.
MFS® Research Series	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the Fund. MFS allocates the Fund’s assets to analysts by broad market sectors.

16	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options
Fund	Investment objectives	Typical investments
MFS® Total Return Series	Seeks total return	The Fund invests in a combination of equity securities and debt instruments. The Fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.
Value Line Centurion Fund	Long-term growth of capital	U.S common stocks with selections based on the Value Line Timeliness™ Ranking System.
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments.

Some of these Funds may not be available in your state.

The Funds’ investment advisers and their principal business addresses are shown in the table below.

Investment advisers

Funds	Investment advisor and principal business address
RS Large Cap Alpha VIP Series RS Small Cap Growth Equity VIP Series RS Emerging Markets VIP Series RS International VIP Series	RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104
RS S&P 500 Index VIP Series RS High Yield VIP Series RS Low Duration Bond VIP Series RS Investment Quality Bond VIP Series RS Money Market VIP Series	RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
Invesco V.I. American Franchise Fund Invesco V.I. Core Equity Fund Invesco V.I. Managed Volatility Fund Invesco V.I. Government Securities Fund Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, Georgia 30309
AllianceBernstein VPS Global Thematic Growth Portfolio AllianceBernstein VPS Growth and Income Portfolio AllianceBernstein VPS Large Cap Growth Portfolio AllianceBernstein VPS Value Portfolio	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
Davis Financial Portfolio Davis Real Estate Portfolio Davis Value Portfolio	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756 Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Fidelity VIP Contrafund® Portfolio Fidelity VIP Equity-Income Portfolio Fidelity VIP Growth Portfolio Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

Before investing

Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

ACCUMULATION PERIOD	PROSPECTUS	17

Investment advisers

Funds	Investment advisor and principal business address
Templeton Growth VIP Fund	Templeton Global Advisers Limited (Adviser) Lyford Cay Nassau, Bahamas
Gabelli Capital Asset Fund	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
Janus Aspen Forty Portfolio Janus Aspen Janus Portfolio Janus Aspen Enterprise Portfolio Janus Aspen Global Research Portfolio	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
MFS Growth Series MFS Investors Trust Series MFS New Discovery Series MFS Research Series MFS Total Return Series	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, Massachusetts 02116
Value Line Centurion Fund Value Line Strategic Asset Management Trust	EULAV Asset Management, LLC (EULAV) 7 Times Square, 21st floor, 42nd Street New York, NY 10036

Selection of Funds

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the funds that is available to you, including the fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

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FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3.5%. You can allocate all of your net premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than 3.5%, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next contract anniversary date.

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

If your state’s insurance department permits, your contract may have what’s known as a bailout rate. If the renewal rate set on any contract

Fixed-rate option

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3.5%.

When you buy a contract, please note:

•	You can choose up to 20 investment options at any one time.

•	If you select the fixed-rate option, you are limited to an additional 19 variable options.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•

You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

•	You can change beneficiaries as long as the annuitant is living.

ACCUMULATION PERIOD	PROSPECTUS	19

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocations instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC (GIS), nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transfers. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephone and Electronic Services.

anniversary date is more than 3% below the interest rate for the previous year, or falls below the minimum bailout rate outlined in your contract, you can withdraw all or part of the money you have invested in the fixed-rate option for one year or more from the contract without incurring a deferred sales charge.

TRANSFERS

You generally can transfer money among variable investment options or change your future allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date or

–	$2,500.

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit value. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each month. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between

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a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

ACCUMULATION PERIOD	PROSPECTUS	21

You should be aware that, upon request by a fund or its agent, we are required to provide them with information about you and your trading activities in and out of the fund(s). In addition, a fund may require us to restrict or prohibit your purchases and exchanges of fund shares if the fund identifies you as having violated the frequent trading policies of that fund.

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly,

22	PROSPECTUS	ACCUMULATION PERIOD

you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See The annuity period.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $1,000 left in your contract after a partial withdrawal, we will cancel the contract and pay you the balance of the proceeds. This is called an

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

ACCUMULATION PERIOD	PROSPECTUS	23

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner’s interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

involuntary surrender and it may be subject to any applicable contract charges, deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

•	10% of your contract’s accumulation value, or if greater,

•	10% of the amount of your single premium payment.

For Flexible Premium Payment Contracts

•	10% of your contract’s accumulation value, or if greater,

•	10% of the total premiums paid during the 84 months immediately preceding the date of your withdrawal.

These withdrawal privileges can be exercised in the first contract year of the following contracts:

•	Section 1035 exchanges

•	IRA transfers

•	rollovers from annuity contracts.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective

24	PROSPECTUS	ACCUMULATION PERIOD

on the date elected. If the effective date falls on a non business day, the withdrawal will process on the following business day. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY – DOLLAR COST AVERAGING

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity, such as dollar cost averaging.

There is no fee for dollar cost averaging, but we have the right to introduce one. We also have the right to modify or discontinue this program. We’ll give you written notice if we do so. Transfers under this program do not count against any free transfer permitted under the contract. You may terminate the program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate options. See Transfers for limitations on such transfers.

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of the RS Money Market VIP Series investment division. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only twenty

ACCUMULATION PERIOD	PROSPECTUS	25

options at one time (this includes the required RS Money Market VIP Series option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the RS Money Market VIP Series investment division for periods of 12, 24 or 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12 month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the Automated Alert programs. However, we reserve the right to limit the frequency of Automated Alerts or to impose a charge for Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

26	PROSPECTUS	ACCUMULATION PERIOD

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the annuity commencement date when your contract is converted to a stream of annuity payments. The date you choose can’t be later than the annuitant’s 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your annuity payments will be processed on the first business day of the following month.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the annuitant

•	the annuity payout option you choose, and

•	the investment returns of the variable investment options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

ANNUITY PERIOD	PROSPECTUS	27

•	We may change the schedule of installment payments to avoid payments of less than $20.

The assumed investment return is a critical assumption for calculating variable annuity payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each subsequent variable payment:

•	if the actual net annual return on investment equals 4% – the amount of your variable annuity payments will not change.

•	if the actual net annual return on investment is greater than 4% – the amount of your variable annuity payments will increase.

•	if the actual net annual return on investment is less than 4% – the amount of your variable annuity payments will decrease.

ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

On the annuity commencement date, you may elect to restrict certain rights any beneficiary may have under the contract in the event that the contractowner and/or annuitant dies while there are guaranteed annuity payments still outstanding. If you choose this election, the beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining annuity payments;

•	name or change any contingent or concurrent beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contractowner and/or annuitant.

We must receive written notice in good order prior to the annuity commencement date that you elect to apply the above restrictions. Once elected, only the contractowner on record as of the annuity commencement date can revoke this election, and once it is revoked, it cannot be reinstated.

28	PROSPECTUS	ANNUITY PERIOD

VARIABLE ANNUITY PAYOUT OPTIONS

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

OPTION V-1 – Life Annuity without Guaranteed Period

We make a payment once a month during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make a payment once a month during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

ANNUITY PERIOD	PROSPECTUS	29

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.

The following conditions apply to partial withdrawals:

•	The payee may not withdraw less than $500,

•	One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)	is the deferred sales charge that was waived;

(b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

30	PROSPECTUS	ANNUITY PERIOD

•

The IRS has concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make a fixed payment once a month during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make a fixed payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

ANNUITY PERIOD	PROSPECTUS	31

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

32	PROSPECTUS	ANNUITY PERIOD

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

The IRS has concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount

ANNUITY PERIOD	PROSPECTUS	33

obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

34	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit is the greatest of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death minus any applicable annuity taxes;

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

•

the accumulation value of your contract as of the first contract anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary and annuity taxes.

For annuitants aged 75 or older on the contract’s issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary has not been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new contract owner.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

OTHER CONTRACT FEATURES	PROSPECTUS	35

•

You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to the RS Money Market VIP Series investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new contract owner. You may only name your spouse as a joint contract owner. If you have not named your spouse as joint contract owner, then your beneficiary will become the new contract owner. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the Special requirements outlined below.

Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest:

•	is payable to, or for the benefit of, any new contract owner, and

•	will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the contract owner. In this situation, any change in the annuitant will be treated as the death of the contract owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

36	PROSPECTUS	OTHER CONTRACT FEATURES

•	your contract has two joint owners, and

•	one but not both joint owners dies before annuity payments begin;

•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

If the sole beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, or is the decedent’s partner in a registered domestic partnership, civil union or similar formal relationship under state law, he or she may elect to continue the annuity contract. If the beneficiary elects this option, the beneficiary may become the owner and annuitant of the contract and must designate a new beneficiary. This will give the beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

On June 26, 2013, the U.S. Supreme Court ruled in U.S. v. Windsor that Section 3 of the Federal Defense of Marriage Act is unconstitutional. Now if a couple is married in a jurisdiction that recognizes same-sex marriage, the couple are “spouses” for federal tax purposes and afforded income-deferred options under 72(s) and 401(a)(9). The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides.

Although partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses will not be available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Some uncertainty remains regarding the treatment of same-sex spouses and partners under domestic partnerships and civil unions. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner’s death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit the RS Money Market VIP Series variable investment option with an amount

OTHER CONTRACT FEATURES	PROSPECTUS	37

equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

Enhanced death benefit riders are available at certain times through special programs for contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.

Two riders are offered:

•	the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

•	the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	The accumulation value of the contract at the end of the reset date immediately preceding the annuitant’s death:

–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is the issue date of the rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th, 21st and 28th rider anniversaries, and so on).

38	PROSPECTUS	OTHER CONTRACT FEATURES

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the highest accumulation value of the contract on any contract anniversary before the annuitant’s 85th birthday:

–	plus any premiums paid after that rider anniversary
–	minus any partial withdrawals after that rider anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the annuitant’s 85th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits. We reserve the right to offer or discontinue offering either enhanced death benefit rider at any time, without prior notice.

OTHER CONTRACT FEATURES	PROSPECTUS	39

FINANCIAL INFORMATION

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, and the enhanced death benefit rider where applicable) and subtract them from the above total.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general

40	PROSPECTUS	FINANCIAL INFORMATION

operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.15% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.70% covers mortality risks, while the remaining 0.45% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

We deduct a yearly fee of $35 on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year.

In addition, the following charges may apply:

Contingent deferred sales charge

For single premium payment contracts, if you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount withdrawn during the first seven contract years measured from the date of issue. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table to the right.

The deferred sales charge associated with flexible premium payment contracts is calculated as the lesser of:

•	6% of the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

•	6% of the amount withdrawn or surrendered.

Deferred sales

charge

Number of contract years completed from date of the premium payment	Contingent deferred sales charge percentage
0	6%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

FINANCIAL INFORMATION	PROSPECTUS	41

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

•

We don’t impose deferred sales charges on contracts bought by contract owners of qualified contracts who are required by the terms of their qualified retirement plan document to withdraw part of the accumulation value of their contract and provide it to the plan administrator for calculation and funding, if applicable, of post-retirement health care benefits. That portion of their contract accumulation value that is withdrawn to fund post-retirement health care benefits, as determined by the plan administrator, will not be subject to a contingent deferred sales charge.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your variable investment options depending on the option chosen.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range from 0.50% up to 3.5% of your premium payments. We may deduct the annuity tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contracts. It is not intended to be complete or to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information about your circumstances, any recent tax developments, and the impact of state tax laws. This summary is based on our understanding of the present Federal income tax laws.

42	PROSPECTUS	FINANCIAL INFORMATION

We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes, and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contact’s accumulation value and, in the case of a qualified contract (described below) any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan, individual retirement plan, or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date

When a withdrawal from a non-qualified contract occurs, the amount

Employer-

sponsored or independent?

If you invest in a variable annuity as part of a pension plan, individual retirement plan, or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

FINANCIAL INFORMATION	PROSPECTUS	43

received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date

After the Annuity Commencement Date, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time (on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2,

•	made from an immediate annuity contract,

•	made on or after the death of an owner,

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is

44	PROSPECTUS	FINANCIAL INFORMATION

later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5 in connection with on immediate annuity contract.

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new

FINANCIAL INFORMATION	PROSPECTUS	45

owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts

All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)

As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A may also be used in connection with variable annuity contracts.

46	PROSPECTUS	FINANCIAL INFORMATION

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities

Pursuant to tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued

FINANCIAL INFORMATION	PROSPECTUS	47

after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exemptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5.

48	PROSPECTUS	FINANCIAL INFORMATION

Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions, or distributions in a specified annuity form.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Gender-neutral and gender-distinct tables

As a result of a 1983 U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

FINANCIAL INFORMATION	PROSPECTUS	49

Federal Estate Gift, and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

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Our income taxes

At the present time, we make no charge for any Federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions can not be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contracts.

We have the right to modify the contracts in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the RS Money Market VIP Series and other investment divisions. Current yield is a

FINANCIAL INFORMATION	PROSPECTUS	51

measure of the income earned on a hypothetical investment over a specified base period of seven days for the RS Money Market VIP Series investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the RS Money Market VIP Series investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contracts’ fixed-rate option and to pay death benefits and living benefits provided under the contracts, not to the performance or safety of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

52	PROSPECTUS	FINANCIAL INFORMATION

YOUR RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. Because of this proportional voting, a small number of contractowners could control the outcome of the vote. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-221-3253 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website www.guardianannuities.com for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies. However, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	53

private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation and as required by state law or regulation, we’ll refund to you either:

•	the total amount you paid for the contract; or

•

the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

INACTIVE CONTRACTS

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s annuity commencement date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated beneficiary(ies) current.

DISTRIBUTION OF THE CONTRACT

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which

54	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the Financial Industry Regulatory Authority (FINRA).

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of contracts, but those expenses are considered in setting the levels of the charges that you do pay.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	55

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period:

The period between the issue date of the contract and the retirement date.

Accumulation unit:

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation value:

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant:

The person on whose life the annuity payments payable under the contract are based.

Retirement date:

The date on which annuity payments under the contract begin.

Annuity Payments:

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity unit:

A measure used to determine the amount of any variable annuity payment.

Business day:

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract anniversary date:

The annual anniversary measured from the issue date of the contract.

Contract owner:

You (or your); the person(s) or entity designated as the owner in the contract.

Funds:

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order:

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, on that day in order to receive that day’s unit values.

Valuation period:

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options:

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and accumulation values.

56	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of GIS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the RS Money Market VIP Series

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial Statements

OTHER INFORMATION	PROSPECTUS	57

APPENDIX A

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account D, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm for the year ending December 31, 2013. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account D, which are included in the Statement of Additional Information.

The Separate Account commenced operations on January 16, 1990. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value, then that funding option was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

There are no outstanding accumulation units for contracts including the contract anniversary death benefit rider. Therefore, no information is presented in the table for this contract type.

Number of accumulation units outstanding at the end of the indicated period:

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
RS Large Cap Alpha VIP Series	2013	4,143,407	669,744
	2012	4,639,405	772,267
	2011	5,221,433	935,975
	2010	5,855,629	1,137,819
	2009	6,759,137	1,298,606
	2008	7,578,271	1,503,951
	2007	8,709,478	1,877,539
	2006	10,107,546	2,150,354
	2005	12,370,020	2,571,424
	2004	15,857,297	3,482,087
RS S&P 500 Index VIP Series	2013	530,774	16,588
	2012	529,482	19,407
	2011	632,465	21,072
	2010	735,168	22,681
	2009	792,043	25,712
	2008	921,377	36,847
	2007	1,041,726	49,032
	2006	1,208,453	73,860
	2005	1,426,518	146,648
	2004	1,656,828	145,679
RS High Yield VIP Series	2013	205,105	5,122
	2012	237,846	6,286
	2011	239,989	8,557
	2010	240,702	11,001
	2009	274,973	8,014
	2008	210,315	8,247
	2007	252,626	9,327
	2006	276,285	22,047
	2005	296,158	23,383
	2004	422,305	41,269
RS Low Duration Bond VIP Series	2013	378,649	20,596
	2012	387,307	17,079
	2011	400,358	20,775
	2010	494,020	21,342
	2009	459,434	19,181
	2008	337,162	12,788
	2007	150,414	5,049
	2006	117,663	7,927
	2005	82,440	7,605
	2004	72,405	4,695

58	PROSPECTUS	APPENDIX

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
RS Partners VIP Series	2013	—	—
	2012	—	—
	2011	112,407	5,881
	2010	152,806	9,897
	2009	98,072	9,983
	2008	118,053	17,305
	2007	129,408	26,889
	2006	152,435	28,496
	2005	125,949	23,562
	2004	53,959	5,809
RS Small Cap Growth Equity VIP Series	2013	763,059	36,025
	2012	829,028	40,819
	2011	932,313	50,950
	2010	1,056,897	66,143
	2009	1,164,476	71,931
	2008	1,293,207	65,449
	2007	1,535,064	98,566
	2006	1,791,689	128,159
	2005	2,109,422	164,111
	2004	2,558,961	208,232
RS International Growth VIP Series	2013	1,464,215	91,610
	2012	1,683,958	111,606
	2011	1,886,049	129,277
	2010	2,119,358	183,322
	2009	2,429,241	206,728
	2008	2,764,102	262,626
	2007	3,202,476	320,241
	2006	3,532,701	382,745
	2005	3,829,024	428,400
	2004	4,422,669	491,691
RS Emerging Markets VIP Series	2013	551,780	20,764
	2012	712,139	28,007
	2011	844,375	33,728
	2010	1,047,297	46,408
	2009	1,193,803	52,343
	2008	1,280,502	63,869
	2007	1,701,811	91,761
	2006	1,809,173	98,589
	2005	1,857,185	114,025
	2004	1,744,987	103,954
RS Investment Quality Bond VIP Series	2013	1,363,330	117,806
	2012	1,722,441	144,413
	2011	1,892,094	199,634
	2010	2,142,813	256,347
	2009	2,345,967	277,405
	2008	2,510,317	282,351
	2007	2,719,708	332,046
	2006	3,193,030	423,304
	2005	3,904,492	551,946
	2004	4,840,852	695,823
RS Global Natural Resources VIP Series	2013	—	—
	2012	—	—
	2011	267,278	9,983
	2010	267,573	7,260
	2009	263,583	7,890
	2008	176,811	4,411
	2007	36,246	682
	2006	—	—
	2005	—	—
	2004	—	—

APPENDIX	PROSPECTUS	59

APPENDIX A

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
RS Value VIP Series	2013	—	—
	2012	—	—
	2011	51,710	1,187
	2010	51,871	1,108
	2009	21,228	2,228
	2008	13,560	—
	2007	16,793	—
	2006	—	—
	2005	—	—
	2004	—	—
RS Money Market VIP Series	2013	1,624,562	63,240
	2012	2,032,407	71,110
	2011	2,333,482	83,481
	2010	2,674,378	127,532
	2009	3,311,869	156,210
	2008	4,926,214	493,818
	2007	3,965,796	350,644
	2006	3,542,188	382,305
	2005	3,408,889	365,025
	2004	4,190,389	338,042
Gabelli Capital Asset Fund	2013	813,931	66,749
	2012	851,439	85,302
	2011	950,671	105,259
	2010	1,076,371	149,359
	2009	1,187,126	171,134
	2008	1,460,047	216,179
	2007	1,858,444	323,796
	2006	2,145,345	366,356
	2005	2,520,400	455,751
	2004	2,981,934	551,832
Value Line Centurion Fund	2013	878,291	96,048
	2012	996,997	104,858
	2011	1,115,064	115,089
	2010	1,237,501	131,161
	2009	1,437,166	145,623
	2008	1,618,792	172,225
	2007	1,928,553	228,551
	2006	2,304,034	303,842
	2005	2,841,604	387,039
	2004	3,393,467	548,405
Value Line Strategic Asset Management Trust	2013	2,558,166	314,617
	2012	2,857,063	378,783
	2011	3,207,208	457,290
	2010	3,612,561	555,681
	2009	4,182,820	805,851
	2008	4,910,726	942,728
	2007	5,862,591	1,114,153
	2006	6,964,648	1,376,525
	2005	8,379,868	1,650,521
	2004	10,048,251	1,898,314
Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)	2013	60,736	1,371
	2012	48,853	1,372
	2011	53,691	1,374
	2010	75,818	1,375
	2009	95,939	1,646
	2008	108,744	1,648
	2007	143,696	2,517
	2006	167,583	4,716
	2005	218,789	10,271
	2004	298,675	14,079

60	PROSPECTUS	APPENDIX

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Invesco V.I. Utilities Fund Series I	2013	159,574	8,924
	2012	210,796	11,789
	2011	254,137	22,285
	2010	234,256	21,423
	2009	265,831	27,231
	2008	383,886	31,892
	2007	472,253	50,481
	2006	389,345	46,048
	2005	434,857	39,586
	2004	135,144	11,261
Invesco V.I. Core Equity Fund Series I	2013	44,167	7,696
	2012	58,408	9,594
	2011	88,138	19,273
	2010	96,507	11,143
	2009	109,938	11,692
	2008	126,738	14,517
	2007	150,542	16,920
	2006	205,071	19,793
	2005	254,898	21,865
	2004	335,796	34,692
Invesco V.I. Government Securities Fund Series II	2013	144,609	1,251
	2012	188,710	1,257
	2011	195,238	3,902
Invesco V.I. Growth and Income Fund Series II (Invesco Van Kampen V.I. Growth and Income Fund Series II)	2013	134,731	3,303
	2012	146,911	3,435
	2011	156,284	3,654
	2010	178,152	4,429
	2009	207,106	12,585
	2008	255,086	15,106
	2007	317,044	27,141
	2006	373,961	43,494
	2005	358,880	45,817
	2004	305,449	43,044
AllianceBernstein VPS Growth & Income Portfolio Class B	2013	66,391	6,029
	2012	68,493	6,031
	2011	48,001	6,227
	2010	52,212	6,277
	2009	68,983	6,330
	2008	89,282	7,099
	2007	156,573	13,043
	2006	209,500	13,053
	2005	258,577	14,613
	2004	313,203	14,911
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2013	63,998	1,756
	2012	69,092	2,021
	2011	66,347	2,023
	2010	68,616	2,861
	2009	68,302	3,231
	2008	63,328	3,063
	2007	85,060	3,959
	2006	82,383	6,053
	2005	84,658	2,424
	2004	80,413	3,840
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2013	26,733	7,360
	2012	26,725	7,430
	2011	33,764	7,459
	2010	60,885	7,600
	2009	81,347	7,328
	2008	50,576	13,199
	2007	93,629	12,926
	2006	55,236	14,458
	2005	69,367	15,105
	2004	92,947	18,078

APPENDIX	PROSPECTUS	61

APPENDIX A

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
AllianceBernstein VPS Value Portfolio Class B	2013	78,715	1,209
	2012	56,799	1,008
	2011	66,249	1,085
	2010	83,676	1,348
	2009	101,556	1,429
	2008	171,190	2,746
	2007	206,551	8,562
	2006	252,256	11,950
	2005	230,130	7,055
	2004	186,998	15,792
Davis Financial Portfolio	2013	67,880	1,652
	2012	70,860	1,653
	2011	77,703	1,860
	2010	95,927	1,973
	2009	108,793	6,874
	2008	126,762	14,111
	2007	170,671	15,758
	2006	227,110	20,294
	2005	210,668	10,710
	2004	281,870	14,394
Davis Real Estate Portfolio	2013	183,726	7,270
	2012	254,424	8,587
	2011	244,677	8,359
	2010	269,624	8,328
	2009	275,934	12,424
	2008	341,760	15,718
	2007	446,916	29,727
	2006	710,307	44,058
	2005	653,977	53,838
	2004	715,821	57,909
Davis Value Portfolio	2013	449,636	35,050
	2012	535,791	41,800
	2011	617,123	47,147
	2010	719,868	53,707
	2009	824,562	61,219
	2008	1,060,007	76,060
	2007	1,371,302	98,183
	2006	1,669,348	111,817
	2005	1,789,363	113,880
	2004	1,617,875	114,091
Fidelity VIP Contrafund Portfolio Service Class	2013	939,654	49,425
	2012	1,048,875	62,469
	2011	1,237,855	85,614
	2010	1,403,851	99,832
	2009	1,625,758	123,167
	2008	1,865,263	152,315
	2007	2,265,528	228,705
	2006	2,491,843	298,676
	2005	2,569,297	264,776
	2004	2,016,470	329,779
Fidelity VIP Equity-Income Portfolio Service Class	2013	306,812	9,804
	2012	344,798	13,004
	2011	364,012	17,817
	2010	409,940	20,230
	2009	495,791	29,263
	2008	616,287	37,364
	2007	811,801	64,123
	2006	961,095	63,918
	2005	1,001,167	76,681
	2004	1,145,660	80,771

62	PROSPECTUS	APPENDIX

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Fidelity VIP Growth Opportunities Portfolio Service Class	2013	151,282	3,556
	2012	230,016	4,792
	2011	126,172	2,725
	2010	141,102	4,960
	2009	149,886	5,172
	2008	145,783	3,549
	2007	136,861	2,222
	2006	91,985	4,267
	2005	114,439	4,876
	2004	258,554	19,604
Fidelity VIP Mid Cap Portfolio Service Class	2013	529,601	27,275
	2012	612,383	31,845
	2011	760,876	36,308
	2010	944,882	47,541
	2009	1,018,341	59,180
	2008	1,218,948	66,931
	2007	1,498,523	112,964
	2006	1,863,295	144,094
	2005	2,200,800	186,800
	2004	2,021,626	204,288
Templeton Growth Securities Fund Class 2	2013	238,665	8,060
	2012	254,651	22,921
	2011	287,167	26,840
	2010	347,591	31,639
	2009	398,274	41,793
	2008	486,963	49,709
	2007	628,738	58,838
	2006	725,467	68,905
	2005	644,001	70,136
	2004	497,397	56,925
Janus Aspen Enterprise Portfolio Institutional Shares	2013	203,038	15,314
	2012	223,930	16,569
	2011	292,145	15,248
	2010	297,837	22,608
	2009	316,136	22,424
	2008	461,345	26,343
	2007	409,547	30,347
	2006	425,977	32,494
	2005	490,792	41,609
	2004	567,569	41,890
Janus Aspen Forty Portfolio Institutional Shares	2013	202,873	3,569
	2012	297,269	7,939
	2011	280,086	5,829
	2010	404,399	10,308
	2009	517,494	29,943
	2008	483,938	29,842
	2007	464,491	28,531
	2006	410,639	26,163
	2005	450,343	37,772
	2004	478,003	41,956
Janus Aspen Janus Portfolio Institutional Shares	2013	56,492	7,779
	2012	178,119	8,276
	2011	81,088	9,344
	2010	93,614	9,903
	2009	118,339	12,663
	2008	149,546	17,366
	2007	202,528	15,954
	2006	213,058	17,697
	2005	262,115	21,281
	2004	334,275	32,296

APPENDIX	PROSPECTUS	63

APPENDIX A

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)	2013	115,050	4,729
	2012	136,851	6,593
	2011	174,226	10,516
	2010	207,218	10,920
	2009	235,903	18,343
	2008	266,219	19,108
	2007	405,092	28,017
	2006	436,781	28,758
	2005	539,766	37,329
	2004	699,959	50,534
MFS Growth Series Initial Class	2013	142,658	505
	2012	111,259	3,695
	2011	97,828	4,746
	2010	97,593	5,442
	2009	130,004	5,546
	2008	123,550	9,931
	2007	147,982	8,419
	2006	163,790	15,881
	2005	217,869	19,481
	2004	246,274	19,557
MFS Investors Trust Series Initial Class	2013	343,337	9,775
	2012	376,940	9,971
	2011	394,475	16,973
	2010	420,998	17,735
	2009	408,454	19,031
	2008	440,273	20,638
	2007	488,501	29,142
	2006	430,717	32,105
	2005	475,922	41,309
	2004	665,986	52,947
MFS New Discovery Series Initial Class	2013	203,764	2,980
	2012	190,762	4,630
	2011	263,268	4,588
	2010	243,373	6,695
	2009	218,347	12,208
	2008	122,045	4,800
	2007	156,448	9,368
	2006	209,784	14,033
	2005	264,168	14,859
	2004	370,291	24,948
MFS Research Series Initial Class	2013	51,383	37
	2012	73,262	2,095
	2011	45,114	40
	2010	53,330	41
	2009	45,382	42
	2008	58,091	2,605
	2007	57,601	5,116
	2006	53,383	6,855
	2005	81,763	10,440
	2004	96,306	10,222
MFS Total Return Series Initial Class	2013	616,208	17,069
	2012	684,699	25,709
	2011	779,297	31,458
	2010	923,084	43,678
	2009	1,055,993	61,147
	2008	1,234,297	66,151
	2007	1,561,300	79,597
	2006	1,812,177	104,026
	2005	2,079,296	128,784
	2004	2,031,884	139,078

64	PROSPECTUS	APPENDIX

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
RS Large Cap Alpha VIP Series	2013	$66.52	$18.29
	2012	48.51	13.38
	2011	42.12	11.65
	2010	46.94	13.02
	2009	40.57	11.29
	2008	32.81	9.16
	2007	47.16	13.20
	2006	41.42	11.63
	2005	35.73	10.06
	2004	34.66	9.79
RS S&P 500 Index VIP Series	2013	14.41	13.83
	2012	11.04	10.63
	2011	9.65	9.32
	2010	9.58	9.28
	2009	8.44	8.20
	2008	6.77	6.59
	2007	10.89	10.65
	2006	10.47	10.27
	2005	9.18	9.02
	2004	8.88	8.76
RS High Yield VIP Series	2013	20.24	19.43
	2012	19.15	18.44
	2011	16.91	16.33
	2010	16.42	15.90
	2009	14.61	14.19
	2008	10.70	10.43
	2007	13.67	13.36
	2006	13.67	13.40
	2005	12.67	12.46
	2004	12.40	12.23
RS Low Duration Bond VIP Series	2013	12.18	11.83
	2012	12.29	11.97
	2011	12.05	11.78
	2010	11.96	11.72
	2009	11.57	11.38
	2008	11.00	10.85
	2007	10.75	10.63
	2006	10.31	10.23
	2005	10.02	9.97
	2004	10.01	9.99
RS Partners VIP Series	2013	—	—
	2012	—	—
	2011	12.74	12.45
	2010	13.97	13.69
	2009	11.16	10.97
	2008	8.08	7.97
	2007	12.39	12.25
	2006	12.79	12.69
	2005	11.83	11.77
	2004	11.48	11.46
RS Small Cap Growth Equity VIP Series	2013	35.27	30.14
	2012	23.77	20.37
	2011	20.82	17.89
	2010	21.55	18.58
	2009	17.09	14.78
	2008	12.61	10.93
	2007	19.68	17.12
	2006	18.93	16.52
	2005	16.35	14.31
	2004	16.51	14.49

APPENDIX	PROSPECTUS	65

APPENDIX A

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
RS International Growth VIP Series	2013	$36.75	$20.87
	2012	30.96	17.63
	2011	26.46	15.12
	2010	30.30	17.36
	2009	26.84	15.43
	2008	19.54	11.26
	2007	34.85	20.15
	2006	30.65	17.78
	2005	25.12	14.61
	2004	21.91	12.78
RS Emerging Markets VIP Series	2013	37.53	36.37
	2012	39.33	38.23
	2011	35.03	34.15
	2010	44.84	43.85
	2009	38.08	37.35
	2008	19.62	19.30
	2007	45.77	45.17
	2006	31.85	31.52
	2005	23.66	23.49
	2004	17.03	16.96
RS Investment Quality Bond VIP Series	2013	33.47	18.76
	2012	34.42	19.35
	2011	32.74	18.46
	2010	30.93	17.49
	2009	29.05	16.47
	2008	26.43	15.03
	2007	26.61	15.18
	2006	25.34	14.50
	2005	24.61	14.12
	2004	24.32	14.00
RS Global Natural Resources VIP Series	2013	—	—
	2012	—	—
	2011	10.02	9.89
	2010	10.96	10.85
	2009	8.74	8.68
	2008	5.87	5.85
	2007	10.70	10.68
	2006	—	—
	2005	—	—
	2004	—	—
RS Value VIP Series	2013	—	—
	2012	—	—
	2011	8.03	7.93
	2010	9.12	9.03
	2009	7.33	7.28
	2008	5.56	—
	2007	9.44	—
	2006	—	—
	2005	—	—
	2004	—	—
RS Money Market VIP Series	2013	15.76	11.36
	2012	15.95	11.53
	2011	16.13	11.70
	2010	16.32	11.87
	2009	16.50	12.04
	2008	16.69	12.21
	2007	16.54	12.14
	2006	15.98	11.76
	2005	15.47	11.42
	2004	15.24	11.28

66	PROSPECTUS	APPENDIX

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Gabelli Capital Asset Fund	2013	$61.16	$37.29
	2012	44.99	27.51
	2011	38.79	23.79
	2010	39.34	24.20
	2009	30.64	18.91
	2008	23.01	14.24
	2007	39.08	24.26
	2006	36.22	22.56
	2005	30.05	18.77
	2004	29.80	18.67
Value Line Centurion Fund	2013	53.01	15.30
	2012	40.95	11.85
	2011	35.93	10.43
	2010	34.56	10.06
	2009	27.80	8.12
	2008	25.32	7.42
	2007	50.49	14.84
	2006	42.31	12.47
	2005	41.22	12.18
	2004	38.21	11.33
Value Line Strategic Asset Management Trust	2013	73.22	25.19
	2012	60.90	21.02
	2011	53.37	18.47
	2010	52.08	18.08
	2009	45.73	15.92
	2008	38.18	13.34
	2007	54.70	19.16
	2006	48.00	16.87
	2005	45.45	16.02
	2004	42.15	14.90
Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)	2013	9.94	9.55
	2012	7.18	6.91
	2011	6.45	6.23
	2010	7.09	6.87
	2009	6.21	6.03
	2008	5.19	5.05
	2007	9.13	8.92
	2006	8.24	8.08
	2005	7.84	7.71
	2004	7.29	7.19
Invesco V.I. Utilities Fund Series I	2013	13.75	13.20
	2012	12.56	12.09
	2011	12.27	11.84
	2010	10.66	10.32
	2009	10.14	9.85
	2008	8.93	8.70
	2007	13.35	13.05
	2006	11.19	10.97
	2005	9.03	8.88
	2004	7.82	7.71
Invesco V.I. Core Equity Fund Series I	2013	12.22	11.73
	2012	9.57	9.21
	2011	8.50	8.21
	2010	8.60	8.33
	2009	7.94	7.72
	2008	6.26	6.10
	2007	9.07	8.87
	2006	8.49	8.32
	2005	7.45	7.33
	2004	7.13	7.04

APPENDIX	PROSPECTUS	67

APPENDIX A

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Invesco V.I. Government Securities Fund Series II	2013	$10.31	$10.22
	2012	10.73	10.68
	2011	10.62	10.60
Invesco V.I. Growth and Income Fund Series II (formerly Invesco Van Kampen V.I. Growth and Income Fund Series II)	2013	19.46	18.79
	2012	14.71	14.25
	2011	13.02	12.64
	2010	13.47	13.13
	2009	12.15	11.87
	2008	9.90	9.71
	2007	14.78	14.53
	2006	14.58	14.38
	2005	12.72	12.58
	2004	11.73	11.63
AllianceBernstein VPS Growth & Income Portfolio Class B	2013	17.89	17.27
	2012	13.45	13.02
	2011	11.60	11.27
	2010	11.06	10.78
	2009	9.92	9.70
	2008	8.34	8.18
	2007	14.23	13.99
	2006	13.73	13.54
	2005	11.87	11.74
	2004	11.48	11.39
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2013	16.84	16.26
	2012	12.44	12.04
	2011	10.78	10.47
	2010	11.33	11.04
	2009	10.44	10.20
	2008	7.70	7.55
	2007	12.95	12.73
	2006	11.53	11.37
	2005	11.74	11.61
	2004	10.34	10.26
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2013	12.40	11.97
	2012	10.20	9.88
	2011	9.11	8.85
	2010	12.04	11.73
	2009	10.27	10.03
	2008	6.78	6.65
	2007	13.06	12.84
	2006	11.02	10.87
	2005	10.29	10.18
	2004	10.04	9.96
AllianceBernstein VPS Value Portfolio Class B	2013	16.10	15.55
	2012	11.93	11.56
	2011	10.45	10.15
	2010	10.99	10.70
	2009	9.97	9.75
	2008	8.34	8.17
	2007	14.30	14.06
	2006	15.09	14.88
	2005	12.62	12.48
	2004	12.10	12.00
Davis Financial Portfolio	2013	16.74	16.07
	2012	12.90	12.42
	2011	10.99	10.61
	2010	12.08	11.70
	2009	11.00	10.68
	2008	7.88	7.68
	2007	14.86	14.52
	2006	16.00	15.69
	2005	13.66	13.43
	2004	12.75	12.57

68	PROSPECTUS	APPENDIX

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Davis Real Estate Portfolio	2013	$26.99	$25.91
	2012	27.67	26.64
	2011	23.89	23.07
	2010	22.20	21.50
	2009	18.76	18.22
	2008	14.41	14.04
	2007	27.45	26.83
	2006	32.86	32.22
	2005	24.74	24.33
	2004	22.12	21.82
Davis Value Portfolio	2013	16.35	15.70
	2012	12.40	11.94
	2011	11.09	10.71
	2010	11.71	11.34
	2009	10.50	10.20
	2008	8.10	7.89
	2007	13.73	13.42
	2006	13.28	13.02
	2005	11.68	11.49
	2004	10.80	10.65
Fidelity VIP Contrafund Portfolio Service Class	2013	21.05	20.21
	2012	16.24	15.63
	2011	14.12	13.64
	2010	14.68	14.21
	2009	12.68	12.32
	2008	9.45	9.21
	2007	16.67	16.29
	2006	14.35	14.07
	2005	13.01	12.79
	2004	11.26	11.11
Fidelity VIP Equity-Income Portfolio Service Class	2013	17.90	17.18
	2012	14.15	13.62
	2011	12.21	11.79
	2010	12.25	11.86
	2009	10.77	10.46
	2008	8.38	8.16
	2007	14.79	14.46
	2006	14.75	14.46
	2005	12.43	12.22
	2004	11.89	11.73
Fidelity VIP Growth Opportunities Portfolio Service Class	2013	14.52	13.94
	2012	10.66	10.27
	2011	9.03	8.72
	2010	8.94	8.66
	2009	7.31	7.11
	2008	5.08	4.95
	2007	11.43	11.17
	2006	9.40	9.21
	2005	9.03	8.88
	2004	8.39	8.27
Fidelity VIP Mid Cap Portfolio Service Class	2013	38.44	36.90
	2012	28.58	27.52
	2011	25.20	24.34
	2010	28.55	27.66
	2009	22.44	21.80
	2008	16.21	15.80
	2007	27.12	26.51
	2006	23.75	23.29
	2005	21.34	20.99
	2004	18.27	18.02

APPENDIX	PROSPECTUS	69

APPENDIX A

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
Templeton Growth Securities Fund Class 2	2013	$17.44	$16.84
	2012	13.49	13.06
	2011	11.27	10.95
	2010	12.26	11.94
	2009	11.55	11.28
	2008	8.91	8.73
	2007	15.63	15.36
	2006	15.45	15.23
	2005	12.83	12.69
	2004	11.92	11.83
Janus Aspen Enterprise Portfolio Institutional Shares	2013	12.67	12.16
	2012	9.68	9.32
	2011	8.35	8.07
	2010	8.57	8.30
	2009	6.89	6.69
	2008	4.81	4.69
	2007	8.65	8.46
	2006	7.17	7.03
	2005	6.39	6.28
	2004	5.75	5.67
Janus Aspen Forty Portfolio Institutional Shares	2013	16.75	16.08
	2012	12.91	12.43
	2011	10.52	10.16
	2010	11.41	11.05
	2009	10.81	10.50
	2008	7.47	7.28
	2007	13.54	13.23
	2006	10.00	9.80
	2005	9.25	9.09
	2004	8.29	8.18
Janus Aspen Janus Portfolio Institutional Shares	2013	11.18	10.73
	2012	8.68	8.35
	2011	7.40	7.15
	2010	7.91	7.66
	2009	6.99	6.79
	2008	5.18	5.05
	2007	8.70	8.50
	2006	7.65	7.50
	2005	6.94	6.83
	2004	6.74	6.64
Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)	2013	9.51	9.13
	2012	7.49	7.21
	2011	6.31	6.09
	2010	7.40	7.17
	2009	6.46	6.28
	2008	4.75	4.63
	2007	8.68	8.48
	2006	8.01	7.85
	2005	6.86	6.74
	2004	6.55	6.46
MFS Growth Series Initial Class	2013	11.75	11.28
	2012	8.69	8.36
	2011	7.49	7.23
	2010	7.60	7.36
	2009	6.66	6.47
	2008	4.90	4.77
	2007	7.92	7.74
	2006	6.61	6.48
	2005	6.20	6.09
	2004	5.74	5.66

70	PROSPECTUS	APPENDIX

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7-YEAR DEATH BENEFIT RIDER
MFS Investors Trust Series Initial Class	2013	$19.76	$19.30
	2012	15.14	14.83
	2011	12.85	12.63
	2010	13.29	13.10
	2009	12.10	11.96
	2008	9.65	9.57
	2007	14.58	14.50
	2006	13.37	13.34
	2005	11.97	11.98
	2004	11.29	11.33
MFS New Discovery Series Initial Class	2013	21.38	20.53
	2012	15.28	14.72
	2011	12.76	12.32
	2010	14.38	13.93
	2009	10.67	10.37
	2008	6.61	6.45
	2007	11.03	10.78
	2006	10.88	10.67
	2005	9.73	9.56
	2004	9.35	9.22
MFS Research Series Initial Class	2013	14.40	13.82
	2012	11.01	10.60
	2011	9.50	9.17
	2010	9.65	9.35
	2009	8.43	8.19
	2008	6.53	6.36
	2007	10.34	10.10
	2006	9.24	9.06
	2005	8.46	8.31
	2004	7.94	7.83
MFS Total Return Series Initial Class	2013	19.42	18.65
	2012	16.51	15.89
	2011	15.01	14.49
	2010	14.92	14.45
	2009	13.73	13.34
	2008	11.77	11.47
	2007	15.29	14.94
	2006	14.84	14.55
	2005	13.42	13.19
	2004	13.20	13.02

APPENDIX	PROSPECTUS	71

THE GUARDIAN INVESTOR®

INDIVIDUAL DEFERRED

VARIABLE ANNUITY CONTRACTS

Issued Through The Guardian Separate Account D of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated April 30, 2014

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account D (marketed under the name “The Guardian Investor”) dated April 30, 2014.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013286    5/04

B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account D (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC (“PAS”) or of other broker-dealers which have selling agreements with GIS and GIAC. GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $83,040,563 in 2011, $106,652,852 in 2012 and $79,857,599 in 2013.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table a projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate Annuity

B-2

Unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return of 4% under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains constant at 4%, the variable annuity payments will remain constant. If the actual net investment rate exceeds 4%, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable annuity payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them in conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held Section 3 of the federal Defense of Marriage Act (“DOMA”) unconstitutional and recognizes same-sex marriages which are permitted under individual state laws. Domestic partnerships and civil unions permitted by individual state laws are not recognized as marriages for federal tax purposes. The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax advisor for more information on this subject.

B-3

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE RS MONEY MARKET VIP SERIES

INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the RS Money Market VIP Series represents the net change, exclusive of gains and losses realized by the Investment Division of the RS Money Market VIP Series and unrealized appreciation and depreciation with respect to the RS Money Market VIP Series’ portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size. The current annualized yield of the RS Money Market VIP Series Investment Division for the 7-day period ended December 31, 2013 was 0.01%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of the RS Money Market VIP Series Investment Division for the 7-day period ended December 31, 2013 was 0.01%.

The current and effective yields of the RS Money Market VIP Series Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the RS Money Market VIP Series’ portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

B-4

EXPERTS

The statutory basis balance sheets of GIAC as of December 31, 2013 and 2012 and the related statements of operations, of changes in surplus and of cash flows for each of the two years in the period ended December 31, 2013 and the statement of assets and liabilities of Separate Account D as of December 31, 2013 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2013, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT D

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

Assets:
Shares owned in underlying fund	5,639,400	587,403
Net asset value per share (NAV)	51.52	13.43

Total Assets (Shares x NAV)	$290,541,866	$7,888,826

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	133,035	8,288

Net Assets	$290,408,831	$7,880,538

Net Assets: Regular Contract
Contract value in accumulation period	$275,617,361	$7,645,945

Total Net Assets	$275,617,361	$7,645,945
Units Outstanding	4,143,407	530,774

Unit Value (accumulation)	$66.52	$14.41

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$12,249,585	$229,377

Total Net Assets	$12,249,585	$229,377
Units Outstanding	669,744	16,588

Unit Value (accumulation)	$18.29	$13.83

Net Assets: Total
Contract value in accumulation period	$287,866,946	$7,875,322
Contract value in Payout (annuitization) period	2,541,885	5,216

Net Assets	$290,408,831	$7,880,538

Cost of Shares in Underlying Fund	$188,412,966	$5,400,647

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2013 Investment Income
Income:
Reinvested dividends	$3,385,182	$131,915
Expenses:
Mortality expense risk charge	3,189,086	83,633

Net investment income/(expense)	196,096	48,282

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	7,234,301	84,216
Reinvested realized gain distributions	10,155,008	—

Net realized gain/(loss) on investments	17,389,309	84,216
Net change in unrealized appreciation/(depreciation) of investments	65,922,382	1,694,572

Net realized and unrealized gain/(loss) from investments	83,311,691	1,778,788

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$83,507,787	$1,827,070

See notes to financial statements.

B-6

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Partners VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series

583,561	474,268	—	1,489,287	3,273,766	1,478,338	3,987,149
7.70	10.30	—	18.87	17.26	14.79	12.18

$4,493,419	$4,884,958	$—	$28,102,847	$56,505,201	$21,864,622	$48,563,469

11,358	11,566	—	13,759	29,768	11,247	23,756

$4,482,061	$4,873,392	$—	$28,089,088	$56,475,433	$21,853,375	$48,539,713

$4,151,905	$4,610,381	$—	$26,916,884	$53,816,867	$20,705,651	$45,634,208

$4,151,905	$4,610,381	$—	$26,916,884	$53,816,867	$20,705,651	$45,634,208
205,105	378,649	—	763,059	1,464,215	551,780	1,363,330

$20.24	$12.18	$—	$35.27	$36.75	$37.53	$33.47

$99,535	$243,587	$—	$1,085,723	$1,911,974	$755,181	$2,209,658

$99,535	$243,587	$—	$1,085,723	$1,911,974	$755,181	$2,209,658
5,122	20,596	—	36,025	91,610	20,764	117,806

$19.43	$11.83	$—	$30.14	$20.87	$36.37	$18.76

$4,251,440	$4,853,968	$—	$28,002,607	$55,728,841	$21,460,832	$47,843,866
230,621	19,424	—	86,481	746,592	392,543	695,847

$4,482,061	$4,873,392	$—	$28,089,088	$56,475,433	$21,853,375	$48,539,713

$4,483,640	$4,982,083	$—	$19,677,202	$53,373,928	$26,261,820	$48,496,286

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Partners VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series

$297,455	$81,201	$—	$—	$734,150	$53,951	$1,309,049

56,465	58,660	—	289,083	653,850	281,096	653,977

240,990	22,541	—	(289,083)	80,300	(227,145)	655,072

32,544	(10,258)	—	1,251,724	4,668,962	(520,421)	687,443
—	420	—	4,089,032	14,436,223	3,183,473	219,407

32,544	(9,838)	—	5,340,756	19,105,185	2,663,052	906,850
(15,028)	(65,396)	—	4,295,739	(9,627,881)	(3,832,331)	(3,257,190)

17,516	(75,234)	—	9,636,495	9,477,304	(1,169,279)	(2,350,340)

$258,506	$(52,693)	$—	$9,347,412	$9,557,604	$(1,396,424)	$(1,695,268)

B-7

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	RS Global Natural Resources VIP Series	RS Value VIP Series

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets (Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Regular Contract
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—

Unit Value (accumulation)	$—	$—

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—

Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$—	$—
Contract value in Payout (annuitization) period	—	—

Net Assets	$—	$—

Cost of Shares in Underlying Fund	$—	$—

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013 (continued)

	RS Global Natural Resources VIP Series	RS Value VIP Series

2013 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk charge	—	—

Net investment income/(expense)	—	—

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net realized and unrealized gain/(loss) from investments	—	—

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$—

See notes to financial statements.

B-8

Investment Divisions
RS Money Market VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Utilities Series I	Invesco V.I. Core Equity Series I

26,896,199	2,097,205	2,557,669	8,497,929	12,226	136,130	16,530
1.00	25.08	18.86	23.17	50.63	17.03	38.43

$26,896,199	$52,597,906	$48,237,635	$196,897,025	$618,980	$2,318,296	$635,260

167,266	30,668	30,839	91,625	1,883	6,002	1,700

$26,728,933	$52,567,238	$48,206,796	$196,805,400	$617,097	$2,312,294	$633,560

$25,611,053	$49,778,911	$46,559,779	$187,306,837	$604,005	$2,194,490	$539,813

$25,611,053	$49,778,911	$46,559,779	$187,306,837	$604,005	$2,194,490	$539,813
1,624,562	813,931	878,291	2,558,166	60,736	159,574	44,167

$15.76	$61.16	$53.01	$73.22	$9.94	$13.75	$12.22

$718,592	$2,489,133	$1,469,359	$7,926,139	$13,092	$117,804	$90,291

$718,592	$2,489,133	$1,469,359	$7,926,139	$13,092	$117,804	$90,291
63,240	66,749	96,048	314,617	1,371	8,924	7,696

$11.36	$37.29	$15.30	$25.19	$9.55	$13.20	$11.73

$26,329,645	$52,268,044	$48,029,138	$195,232,976	$617,097	$2,312,294	$630,104
399,288	299,194	177,658	1,572,424	—	—	3,456

$26,728,933	$52,567,238	$48,206,796	$196,805,400	$617,097	$2,312,294	$633,560

$26,896,199	$39,846,985	$41,155,264	$161,479,512	$444,036	$2,228,040	$415,420

Investment Divisions
RS Money Market VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Utilities Series I	Invesco V.I. Core Equity Series I

$2,947	$313,137	$247,928	$1,570,715	$1,699	$72,202	$8,156

340,269	559,000	535,315	2,260,992	5,387	32,012	8,399

(337,322)	(245,863)	(287,387)	(690,277)	(3,688)	40,190	(243)

—	1,386,041	(1,182,242)	3,731,341	31,820	208,508	38,696
—	3,939,341	—	15,262,087	—	50,283	—

—	5,325,382	(1,182,242)	18,993,428	31,820	258,791	38,696
—	9,205,823	13,114,867	16,806,625	112,392	(29,473)	121,720

—	14,531,205	11,932,625	35,800,053	144,212	229,318	160,416

$(337,322)	$14,285,342	$11,645,238	$35,109,776	$140,524	$269,508	$160,173

B-9

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II

Assets:
Shares owned in underlying fund	130,654	106,941
Net asset value per share (NAV)	11.54	26.23

Total Assets (Shares x NAV)	$1,507,746	$2,805,059

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	3,723	6,988

Net Assets	$1,504,023	$2,798,071

Net Assets: Regular Contract
Contract value in accumulation period	$1,490,450	$2,621,311

Total Net Assets	$1,490,450	$2,621,311
Units Outstanding	144,609	134,731

Unit Value (accumulation)	$10.31	$19.46

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$12,795	$62,043

Total Net Assets	$12,795	$62,043
Units Outstanding	1,251	3,303

Unit Value (accumulation)	$10.22	$18.79

Net Assets: Total
Contract value in accumulation period	$1,503,245	$2,683,354
Contract value in Payout (annuitization) period	778	114,717

Net Assets	$1,504,023	$2,798,071

Cost of Shares in Underlying Fund	$1,555,816	$2,026,267

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013 (continued)

	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II

2013 Investment Income
Income:
Reinvested dividends	$55,491	$32,289
Expenses:
Mortality expense risk charge	19,948	33,121

Net investment income/(expense)	35,543	(832)

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	20,824	252,255
Reinvested realized gain distributions	—	22,313

Net realized gain/(loss) on investments	20,824	274,568
Net change in unrealized appreciation/(depreciation) of investments	(125,067)	452,767

Net realized and unrealized gain/(loss) from investments	(104,243)	727,335

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(68,700)	$726,503

See notes to financial statements.

B-10

Investment Divisions
Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS Value Class B	Davis Financial	Davis Real Estate	Davis Value

48,498	26,665	20,880	91,438	77,776	491,279	587,555
27.49	41.62	20.18	14.10	15.08	10.56	13.48

$1,333,215	$1,109,797	$421,355	$1,289,278	$1,172,856	$5,187,906	$7,920,235

3,655	3,302	1,262	3,021	3,704	3,283	8,779

$1,329,560	$1,106,495	$420,093	$1,286,257	$1,169,152	$5,184,623	$7,911,456

$1,187,626	$1,077,935	$331,369	$1,267,462	$1,136,560	$4,958,179	$7,351,644

$1,187,626	$1,077,935	$331,369	$1,267,462	$1,136,560	$4,958,179	$7,351,644
66,391	63,998	26,733	78,715	67,880	183,726	449,636

$17.89	$16.84	$12.40	$16.10	$16.74	$26.99	$16.35

$104,133	$28,560	$88,090	$18,795	$26,552	$188,334	$550,112

$104,133	$28,560	$88,090	$18,795	$26,552	$188,334	$550,112
6,029	1,756	7,360	1,209	1,652	7,270	35,050

$17.27	$16.26	$11.97	$15.55	$16.07	$25.91	$15.70

$1,291,759	$1,106,495	$419,459	$1,286,257	$1,163,112	$5,146,513	$7,901,756
37,801	—	634	—	6,040	38,110	9,700

$1,329,560	$1,106,495	$420,093	$1,286,257	$1,169,152	$5,184,623	$7,911,456

$1,050,410	$839,447	$371,701	$980,710	$926,982	$4,556,653	$7,209,047

Investment Divisions
Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS Value Class B	Davis Financial	Davis Real Estate	Davis Value

$10,801	$—	$67	$23,186	$6,189	$76,773	$63,009

13,797	10,665	4,670	13,146	14,568	80,653	92,536

(2,996)	(10,665)	(4,603)	10,040	(8,379)	(3,880)	(29,527)

152,017	85,340	28,601	(25,330)	129,333	373,052	(31,537)
—	—	—	—	—	—	532,858

152,017	85,340	28,601	(25,330)	129,333	373,052	501,321
155,625	192,159	44,768	316,862	173,496	(519,764)	1,617,054

307,642	277,499	73,369	291,532	302,829	(146,712)	2,118,375

$304,646	$266,834	$68,766	$301,572	$294,450	$(150,592)	$2,088,848

B-11

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class

Assets:
Shares owned in underlying fund	610,767	244,172
Net asset value per share (NAV)	34.24	23.20

Total Assets (Shares x NAV)	$20,912,659	$5,664,786

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	18,284	3,200

Net Assets	$20,894,375	$5,661,586

Net Assets: Regular Contract
Contract value in accumulation period	$19,780,380	$5,492,102

Total Net Assets	$19,780,380	$5,492,102
Units Outstanding	939,654	306,812

Unit Value (accumulation)	$21.05	$17.90

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$998,739	$168,468

Total Net Assets	$998,739	$168,468
Units Outstanding	49,425	9,804

Unit Value (accumulation)	$20.21	$17.18

Net Assets: Total
Contract value in accumulation period	$20,779,119	$5,660,570
Contract value in Payout (annuitization) period	115,256	1,016

Net Assets	$20,894,375	$5,661,586

Cost of Shares in Underlying Fund	$14,847,506	$4,652,889

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013 (continued)

	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class

2013 Investment Income
Income:
Reinvested dividends	$187,782	$129,367
Expenses:
Mortality expense risk charge	232,630	65,894

Net investment income/(expense)	(44,848)	63,473

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	341,431	(115,836)
Reinvested realized gain distributions	5,505	358,029

Net realized gain/(loss) on investments	346,936	242,193
Net change in unrealized appreciation/(depreciation) of investments	4,735,615	972,178

Net realized and unrealized gain/(loss) from investments	5,082,551	1,214,371

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,037,703	$1,277,844

See notes to financial statements.

B-12

Investment Divisions
Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Global Research Institutional Shares

75,302	595,995	283,512	47,044	65,102	21,125	29,835
29.91	36.16	15.23	58.96	53.34	34.20	38.99

$2,252,286	$21,551,197	$4,317,892	$2,773,727	$3,472,559	$722,460	$1,163,247

5,744	9,898	10,073	6,526	8,256	2,840	3,459

$2,246,542	$21,541,299	$4,307,819	$2,767,201	$3,464,303	$719,620	$1,159,788

$2,196,970	$20,359,148	$4,162,917	$2,572,831	$3,398,324	$631,557	$1,093,956

$2,196,970	$20,359,148	$4,162,917	$2,572,831	$3,398,324	$631,557	$1,093,956
151,282	529,601	238,665	203,038	202,873	56,492	115,050

$14.52	$38.44	$17.44	$12.67	$16.75	$11.18	$9.51

$49,572	$1,006,506	$135,736	$186,276	$57,396	$83,484	$43,166

$49,572	$1,006,506	$135,736	$186,276	$57,396	$83,484	$43,166
3,556	27,275	8,060	15,314	3,569	7,779	4,729

$13.94	$36.90	$16.84	$12.16	$16.08	$10.73	$9.13

$2,246,542	$21,365,654	$4,298,653	$2,759,107	$3,455,720	$715,041	$1,137,122
—	175,645	9,166	8,094	8,583	4,579	22,666

$2,246,542	$21,541,299	$4,307,819	$2,767,201	$3,464,303	$719,620	$1,159,788

$1,732,628	$17,587,517	$4,012,808	$1,842,091	$2,434,456	$560,878	$812,124

Investment Divisions
Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Global Research Institutional Shares

$4,079	$79,986	$109,577	$13,306	$23,709	$11,201	$13,670

27,821	239,689	49,970	32,068	42,447	15,734	14,116

(23,742)	(159,703)	59,607	(18,762)	(18,738)	(4,533)	(446)

258,060	309,227	360,844	416,119	642,176	271,743	8,761
1,060	2,527,310	—	—	—	—	—

259,120	2,836,537	360,844	416,119	642,176	271,743	8,761
449,710	3,238,040	608,660	290,262	272,057	46,847	263,962

708,830	6,074,577	969,504	706,381	914,233	318,590	272,723

$685,088	$5,914,874	$1,029,111	$687,619	$895,495	$314,057	$272,277

B-13

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	MFS Growth Initial Class	MFS Investors Trust Initial Class

Assets:
Shares owned in underlying fund	43,417	233,030
Net asset value per share (NAV)	39.07	29.95

Total Assets (Shares x NAV)	$1,696,317	$6,979,236

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	3,938	6,559

Net Assets	$1,692,379	$6,972,677

Net Assets: Regular Contract
Contract value in accumulation period	$1,676,301	$6,783,778

Total Net Assets	$1,676,301	$6,783,778
Units Outstanding	142,658	343,337

Unit Value (accumulation)	$11.75	$19.76

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$5,697	$188,665

Total Net Assets	$5,697	$188,665
Units Outstanding	505	9,775

Unit Value (accumulation)	$11.28	$19.30

Net Assets: Total
Contract value in accumulation period	$1,681,998	$6,972,443
Contract value in Payout (annuitization) period	10,381	234

Net Assets	$1,692,379	$6,972,677

Cost of Shares in Underlying Fund	$1,264,961	$4,837,339

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013 (continued)

	MFS Growth Initial Class	MFS Investors Trust Initial Class

2013 Investment Income
Income:
Reinvested dividends	$2,710	$68,902
Expenses:
Mortality expense risk charge	14,664	76,765

Net investment income/(expense)	(11,954)	(7,863)

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	124,482	117,356
Reinvested realized gain distributions	8,585	—

Net realized gain/(loss) on investments	133,067	117,356
Net change in unrealized appreciation/(depreciation) of investments	244,170	1,594,053

Net realized and unrealized gain/(loss) from investments	377,237	1,711,409

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$365,283	$1,703,546

See notes to financial statements.

B-14

Investment Divisions
MFS New Discovery Initial Class	MFS Research Bond Initial Class	MFS Total Return Initial Class

202,845	25,858	525,820
22.07	28.74	23.44

$4,476,790	$743,159	$12,325,221

10,955	2,669	8,380

$4,465,835	$740,490	$12,316,841

$4,356,830	$739,974	$11,969,120

$4,356,830	$739,974	$11,969,120
203,764	51,383	616,208

$21.38	$14.40	$19.42

$61,174	$516	$318,255

$61,174	$516	$318,255
2,980	37	17,069

$20.53	$13.82	$18.65

$4,418,004	$740,490	$12,287,375
47,831	—	29,466

$4,465,835	$740,490	$12,316,841

$3,450,553	$531,576	$9,990,539

Investment Divisions
MFS New Discovery Initial Class	MFS Research Bond Initial Class	MFS Total Return Initial Class

$—	$2,363	$216,201

49,410	9,833	143,395

(49,410)	(7,470)	72,806

(17,114)	101,471	168,711
34,496	1,761	—

17,382	103,232	168,711
1,340,638	115,166	1,723,190

1,358,020	218,398	1,891,901

$1,308,610	$210,928	$1,964,707

B-15

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,907,684	$38,943
Net realized gain/(loss) from sale of investments	468,539	(31,640)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	31,181,168	828,260

Net increase/(decrease) resulting from operations	33,557,391	835,563

2012 Contract Transactions
Contract purchase payments	1,526,940	28,453
Transfers between investment divisions, net	(4,352,496)	(78,788)
Transfers for annuity benefits, surrenders and partial withdrawls	(23,523,732)	(1,032,728)
Transfers on account of death	(2,353,568)	—
Contract fees	(231,460)	(3,525)
Transfers–other	(3,163)	(1)

Net increase/(decrease) from contract transactions	(28,937,479)	(1,086,589)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	4,619,912	(251,026)
Net Assets at December 31, 2011	232,643,918	6,306,794

Net Assets at December 31, 2012	$237,263,830	$6,055,768

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$196,096	$48,282
Net realized gain/(loss) from sale of investments	7,234,301	84,216
Reinvested realized gain distributions	10,155,008	—
Net change in unrealized appreciation/(depreciation) of investments	65,922,382	1,694,572

Net increase/(decrease) resulting from operations	83,507,787	1,827,070

2013 Contract Transactions
Contract purchase payments	1,540,202	52,172
Transfers between investment divisions, net	(4,174,066)	646,136
Transfers for annuity benefits, surrenders and partial withdrawls	(25,022,506)	(669,864)
Transfers on account of death	(2,487,654)	(27,498)
Contract fees	(218,832)	(3,248)
Transfers–other	70	2

Net increase/(decrease) from contract transactions	(30,362,786)	(2,300)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	53,145,001	1,824,770
Net Assets at December 31, 2012	237,263,830	6,055,768

Net Assets at December 31, 2013	$290,408,831	$7,880,538

See notes to financial statements.

B-16

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Partners VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series

$258,768	$35,019	$(6,004)	$(256,153)	$(24,685)	$(171,868)	$1,049,520
81,209	12,640	104,326	(102,790)	2,888,896	(3,611,342)	(3,638,253)
—	2,003	—	—	—	1,034,406	974,404
242,452	47,683	3,850	3,167,397	5,567,939	6,360,865	4,853,745

582,429	97,345	102,172	2,808,454	8,432,150	3,612,061	3,239,416

22,276	6,865	3,521	191,843	1,010,454	137,621	364,892
241,066	488,558	(1,576,787)	(1,152,025)	(2,306,080)	(1,942,445)	725,828
(321,541)	(674,260)	(33,642)	(1,488,492)	(4,376,417)	(3,312,728)	(7,059,679)
(17,051)	(578)	—	(136,994)	(438,741)	(117,875)	(780,243)
(2,228)	(2,525)	(344)	(9,316)	(38,255)	(19,636)	(38,575)
1	—	—	60	(703)	(574)	(697)

(77,477)	(181,940)	(1,607,252)	(2,594,924)	(6,149,742)	(5,255,637)	(6,788,474)

—	—	—	—	—	—	—

504,952	(84,595)	(1,505,080)	213,530	2,282,408	(1,643,576)	(3,549,058)
4,393,268	5,069,229	1,505,080	20,396,216	52,476,166	31,102,622	66,313,620

$4,898,220	$4,984,634	$—	$20,609,746	$54,758,574	$29,459,046	$62,764,562

$240,990	$22,541	$—	$(289,083)	$80,300	$(227,145)	$655,072
32,544	(10,258)	—	1,251,724	4,668,962	(520,421)	687,443
—	420	—	4,089,032	14,436,223	3,183,473	219,407
(15,028)	(65,396)	—	4,295,739	(9,627,881)	(3,832,331)	(3,257,190)

258,506	(52,693)	—	9,347,412	9,557,604	(1,396,424)	(1,695,268)

36,488	54,762	—	206,826	493,819	133,596	330,971
(37,910)	920,466	—	1,329,906	(2,620,986)	(2,802,844)	(6,719,120)
(671,260)	(980,671)	—	(3,148,162)	(5,160,317)	(3,184,198)	(5,760,451)
—	(50,711)	—	(246,669)	(519,132)	(340,027)	(348,190)
(1,983)	(2,398)	—	(9,077)	(34,701)	(15,104)	(32,748)
—	3	—	(894)	572	(670)	(43)

(674,665)	(58,549)	—	(1,868,070)	(7,840,745)	(6,209,247)	(12,529,581)

—	—	—	—	—	—	—

(416,159)	(111,242)	—	7,479,342	1,716,859	(7,605,671)	(14,224,849)
4,898,220	4,984,634	—	20,609,746	54,758,574	29,459,046	62,764,562

$4,482,061	$4,873,392	$—	$28,089,088	$56,475,433	$21,853,375	$48,539,713

B-17

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	RS Global Natural Resources VIP Series	RS Value VIP Series

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,696)	$(1,952)
Net realized gain/(loss) from sale of investments	(115,175)	(21,037)
Reinvested realized gain distributions	—	4,015
Net change in unrealized appreciation/(depreciation) of investments	156,134	44,639

Net increase/(decrease) resulting from operations	31,263	25,665

2012 Contract Transactions
Contract purchase payments	5,145	30
Transfers between investment divisions, net	(2,410,872)	(449,514)
Transfers for annuity benefits, surrenders and partial withdrawls	(373,623)	(2,085)
Transfers on account of death	(31,549)	—
Contract fees	(493)	(72)
Transfers–other	1	—

Net increase/(decrease) from contract transactions	(2,811,391)	(451,641)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,780,128)	(425,976)
Net Assets at December 31, 2011	2,780,128	425,976

Net Assets at December 31, 2012	$—	$—

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2013 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers for annuity benefits, surrenders and partial withdrawls	—	—
Transfers on account of death	—	—
Contract fees	—	—
Transfers–other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2012	—	—

Net Assets at December 31, 2013	$—	$—

See notes to financial statements.

B-18

Investment Divisions
RS Money Market VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Utilities Series I	Invesco V.I. Core Equity Series I

$(415,526)	$103,738	$(505,857)	$(1,037,371)	$(4,663)	$51,919	$(2,280)
—	747,422	(1,808,837)	1,823,714	(21,083)	8,837	59,420
—	3,155,526	—	3,221,681	—	99,493	—
—	1,941,753	7,924,107	20,549,900	60,729	(91,308)	49,583

(415,526)	5,948,439	5,609,413	24,557,924	34,983	68,941	106,723

231,104	539,018	409,549	1,020,620	2,494	4,378	6,583
3,274,290	(1,306,503)	(1,019,290)	(3,951,430)	6,834	(150,877)	31,762
(8,065,338)	(3,383,317)	(3,551,193)	(16,406,509)	(38,685)	(510,447)	(404,458)
(700,699)	(467,070)	(615,894)	(2,576,544)	—	(885)	—
(24,608)	(23,242)	(37,483)	(138,796)	(395)	(1,752)	(485)
298,480	1,702	(1,212)	(8,958)	1	4	(1)

(4,986,771)	(4,639,412)	(4,815,523)	(22,061,617)	(29,751)	(659,579)	(366,599)

16,561	—	—	—	—	—	—

(5,385,736)	1,309,027	793,890	2,496,307	5,232	(590,638)	(259,876)
38,855,507	39,539,343	41,368,972	180,718,160	354,968	3,381,005	909,829

$33,469,771	$40,848,370	$42,162,862	$183,214,467	$360,200	$2,790,367	$649,953

$(337,322)	$(245,863)	$(287,387)	$(690,277)	$(3,688)	$40,190	$(243)
—	1,386,041	(1,182,242)	3,731,341	31,820	208,508	38,696
—	3,939,341	—	15,262,087	—	50,283	—
—	9,205,823	13,114,867	16,806,625	112,392	(29,473)	121,720

(337,322)	14,285,342	11,645,238	35,109,776	140,524	269,508	160,173

326,975	200,322	344,606	760,500	1,933	3,525	1,300
2,943,221	1,572,419	(1,412,742)	(3,787,652)	155,886	(570,830)	(38,624)
(9,519,458)	(3,995,951)	(3,932,033)	(16,650,914)	(41,147)	(120,942)	(138,827)
(2,627,873)	(321,481)	(566,769)	(1,714,201)	—	(57,916)	—
(21,600)	(22,408)	(34,124)	(126,626)	(299)	(1,477)	(415)
2,318,249	625	(242)	50	—	59	—

(6,580,486)	(2,566,474)	(5,601,304)	(21,518,843)	116,373	(747,581)	(176,566)

176,970	—	—	—	—	—	—

(6,740,838)	11,718,868	6,043,934	13,590,933	256,897	(478,073)	(16,393)
33,469,771	40,848,370	42,162,862	183,214,467	360,200	2,790,367	649,953

$26,728,933	$52,567,238	$48,206,796	$196,805,400	$617,097	$2,312,294	$633,560

B-19

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$36,764	$2,439
Net realized gain/(loss) from sale of investments	25,006	(39,721)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(40,959)	300,530

Net increase/(decrease) resulting from operations	20,811	263,248

2012 Contract Transactions
Contract purchase payments	148	35,731
Transfers between investment divisions, net	35,539	53,960
Transfers for annuity benefits, surrenders and partial withdrawls	(127,478)	(178,749)
Transfers on account of death	(4,257)	(48,618)
Contract fees	(1,289)	(1,276)
Transfers–other	—	—

Net increase/(decrease) from contract transactions	(97,337)	(138,952)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(76,526)	124,296
Net Assets at December 31, 2011	2,116,286	2,192,415

Net Assets at December 31, 2012	$2,039,760	$2,316,711

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$35,543	$(832)
Net realized gain/(loss) from sale of investments	20,824	252,255
Reinvested realized gain distributions	—	22,313
Net change in unrealized appreciation/(depreciation) of investments	(125,067)	452,767

Net increase/(decrease) resulting from operations	(68,700)	726,503

2013 Contract Transactions
Contract purchase payments	585	2,544
Transfers between investment divisions, net	(2,050)	186,498
Transfers for annuity benefits, surrenders and partial withdrawls	(402,349)	(402,593)
Transfers on account of death	(61,944)	(29,505)
Contract fees	(1,279)	(1,336)
Transfers–other	—	(751)

Net increase/(decrease) from contract transactions	(467,037)	(245,143)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(535,737)	481,360
Net Assets at December 31, 2012	2,039,760	2,316,711

Net Assets at December 31, 2013	$1,504,023	$2,798,071

See notes to financial statements.

B-20

Investment Divisions
Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS Value Class B	Davis Financial	Davis Real Estate	Davis Value

$1,853	$(10,197)	$(5,068)	$3,133	$6,789	$(8,929)	$29,018
19,546	96,722	(12,668)	(129,949)	154,533	(247,509)	(108,336)
—	—	—	—	5,855	—	430,609
108,132	18,792	53,700	218,561	(23,620)	1,248,664	491,922

129,531	105,317	35,964	91,745	143,557	992,226	843,213

10,674	14,638	1,081	390	2,470	75,397	54,543
295,826	156,401	(35,299)	44,790	65,290	904,696	(99,674)
(55,102)	(132,692)	(19,166)	(141,454)	(149,075)	(682,565)	(991,218)
(8,179)	—	(10,039)	(8,798)	—	(56,349)	(9,925)
(459)	(394)	(226)	(449)	(759)	(3,647)	(5,021)
145	189	—	—	—	21	83

242,905	38,142	(63,649)	(105,521)	(82,074)	237,553	(1,051,212)

—	—	—	—	—	—	—

372,436	143,459	(27,685)	(13,776)	61,483	1,229,779	(207,999)
627,704	740,214	374,269	703,286	876,228	6,052,107	7,356,775

$1,000,140	$883,673	$346,584	$689,510	$937,711	$7,281,886	$7,148,776

$(2,996)	$(10,665)	$(4,603)	$10,040	$(8,379)	$(3,880)	$(29,527)
152,017	85,340	28,601	(25,330)	129,333	373,052	(31,537)
—	—	—	—	—	—	532,858
155,625	192,159	44,768	316,862	173,496	(519,764)	1,617,054

304,646	266,834	68,766	301,572	294,450	(150,592)	2,088,848

3,720	35,764	—	1,202	6,611	41,365	11,964
193,828	(990)	16,180	439,881	126,636	(1,492,926)	(122,439)
(105,814)	(66,242)	(11,278)	(109,661)	(185,195)	(395,267)	(1,159,718)
(66,479)	(12,252)	—	(35,789)	(10,305)	(96,717)	(51,387)
(562)	(307)	(159)	(458)	(755)	(3,068)	(4,587)
81	15	—	—	(1)	(58)	(1)

24,774	(44,012)	4,743	295,175	(63,009)	(1,946,671)	(1,326,168)

—	—	—	—	—	—	—

329,420	222,822	73,509	596,747	231,441	(2,097,263)	762,680
1,000,140	883,673	346,584	689,510	937,711	7,281,886	7,148,776

$1,329,560	$1,106,495	$420,093	$1,286,257	$1,169,152	$5,184,623	$7,911,456

B-21

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$(7,651)	$90,621
Net realized gain/(loss) from sale of investments	(989,763)	(289,271)
Reinvested realized gain distributions	—	314,429
Net change in unrealized appreciation/(depreciation) of investments	3,667,981	601,423

Net increase/(decrease) resulting from operations	2,670,567	717,202

2012 Contract Transactions
Contract purchase payments	117,882	36,981
Transfers between investment divisions, net	(834,027)	118,865
Transfers for annuity benefits, surrenders and partial withdrawls	(2,438,361)	(461,441)
Transfers on account of death	(90,399)	(9,314)
Contract fees	(11,072)	(3,076)
Transfers–other	37	2

Net increase/(decrease) from contract transactions	(3,255,940)	(317,983)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(585,373)	399,219
Net Assets at December 31, 2011	18,689,184	4,656,343

Net Assets at December 31, 2012	$18,103,811	$5,055,562

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(44,848)	$63,473
Net realized gain/(loss) from sale of investments	341,431	(115,836)
Reinvested realized gain distributions	5,505	358,029
Net change in unrealized appreciation/(depreciation) of investments	4,735,615	972,178

Net increase/(decrease) resulting from operations	5,037,703	1,277,844

2013 Contract Transactions
Contract purchase payments	66,845	22,950
Transfers between investment divisions, net	114,261	(89,280)
Transfers for annuity benefits, surrenders and partial withdrawls	(2,376,256)	(556,772)
Transfers on account of death	(41,913)	(45,863)
Contract fees	(10,060)	(2,855)
Transfers–other	(16)	—

Net increase/(decrease) from contract transactions	(2,247,139)	(671,820)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,790,564	606,024
Net Assets at December 31, 2012	18,103,811	5,055,562

Net Assets at December 31, 2013	$20,894,375	$5,661,586

See notes to financial statements.

B-22

Investment Divisions
Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Global Research Institutional Shares

$(19,803)	$(134,635)	$29,178	$(31,635)	$(17,433)	$(4,098)	$(4,908)
225,873	(176,409)	(346,882)	168,429	44,337	(57)	(147,771)
—	1,463,030	—	—	—	13,788	—
(14,219)	1,405,147	963,382	231,642	640,178	127,059	344,499

191,851	2,557,133	645,678	368,436	667,082	136,692	191,820

92,638	187,155	15,407	8,296	28,411	4,405	8,379
1,247,049	(1,285,220)	11,051	(244,973)	726,169	872,541	24,846
(179,847)	(2,946,164)	(441,372)	(368,767)	(470,881)	(58,904)	(309,096)
(11,773)	(143,839)	(24,699)	—	(15,915)	(6,048)	(4,556)
(1,144)	(11,061)	(1,974)	(1,585)	(2,020)	(728)	(1,140)
—	(414)	4	1	(215)	—	(2)

1,146,923	(4,199,543)	(441,583)	(607,028)	265,549	811,266	(281,569)

—	—	—	—	—	—	—

1,338,774	(1,642,410)	204,095	(238,592)	932,631	947,958	(89,749)
1,163,088	20,182,474	3,538,252	2,568,198	3,011,872	670,613	1,180,444

$2,501,862	$18,540,064	$3,742,347	$2,329,606	$3,944,503	$1,618,571	$1,090,695

$(23,742)	$(159,703)	$59,607	$(18,762)	$(18,738)	$(4,533)	$(446)
258,060	309,227	360,844	416,119	642,176	271,743	8,761
1,060	2,527,310	—	—	—	—	—
449,710	3,238,040	608,660	290,262	272,057	46,847	263,962

685,088	5,914,874	1,029,111	687,619	895,495	314,057	272,277

16,594	78,115	15,371	4,439	4,132	150	4,087
(622,960)	(339,399)	245,138	(45,465)	(784,945)	(929,831)	(71,195)
(304,068)	(2,416,305)	(652,002)	(207,562)	(458,024)	(273,563)	(114,406)
(29,154)	(225,503)	(70,153)	—	(134,907)	(9,052)	(20,627)
(912)	(10,604)	(1,994)	(1,418)	(1,894)	(712)	(1,043)
92	57	1	(18)	(57)	—	—

(940,408)	(2,913,639)	(463,639)	(250,024)	(1,375,695)	(1,213,008)	(203,184)

—	—	—	—	—	—	—

(255,320)	3,001,235	565,472	437,595	(480,200)	(898,951)	69,093
2,501,862	18,540,064	3,742,347	2,329,606	3,944,503	1,618,571	1,090,695

$2,246,542	$21,541,299	$4,307,819	$2,767,201	$3,464,303	$719,620	$1,159,788

B-23

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	MFS Growth Initial Class	MFS Investors Trust Initial Class

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$(11,649)	$(16,067)
Net realized gain/(loss) from sale of investments	57,970	55,908
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	74,642	881,306

Net increase/(decrease) resulting from operations	120,963	921,147

2012 Contract Transactions
Contract purchase payments	9,743	71,912
Transfers between investment divisions, net	227,293	(166,055)
Transfers for annuity benefits, surrenders and partial withdrawls	(126,392)	(251,597)
Transfers on account of death	—	(2,245)
Contract fees	(514)	(2,020)
Transfers–other	—	(23)

Net increase/(decrease) from contract transactions	110,130	(350,028)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	231,093	571,119
Net Assets at December 31, 2011	774,736	5,284,925

Net Assets at December 31, 2012	$1,005,829	$5,856,044

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(11,954)	$(7,863)
Net realized gain/(loss) from sale of investments	124,482	117,356
Reinvested realized gain distributions	8,585	—
Net change in unrealized appreciation/(depreciation) of investments	244,170	1,594,053

Net increase/(decrease) resulting from operations	365,283	1,703,546

2013 Contract Transactions
Contract purchase payments	4,771	49,067
Transfers between investment divisions, net	434,100	(272,720)
Transfers for annuity benefits, surrenders and partial withdrawls	(117,178)	(350,295)
Transfers on account of death	—	(11,002)
Contract fees	(426)	(1,965)
Transfers–other	—	2

Net increase/(decrease) from contract transactions	321,267	(586,913)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	686,550	1,116,633
Net Assets at December 31, 2012	1,005,829	5,856,044

Net Assets at December 31, 2013	$1,692,379	$6,972,677

See notes to financial statements.

B-24

Investment Divisions
MFS New Discovery Initial Class	MFS Research Bond Initial Class	MFS Total Return Initial Class

$(37,983)	$(2,379)	$191,992
114,407	532	(127,657)
277,962	—	—
266,914	76,065	1,097,592

621,300	74,218	1,161,927

28,323	28,484	56,603
(347,903)	307,735	(244,551)
(703,633)	(10,122)	(1,375,493)
—	—	(32,819)
(1,466)	(235)	(7,747)
21	—	(97)

(1,024,658)	325,862	(1,604,104)

—	—	—

(403,358)	400,080	(442,177)
3,426,485	428,973	12,162,122

$3,023,127	$829,053	$11,719,945

$(49,410)	$(7,470)	$72,806
(17,114)	101,471	168,711
34,496	1,761	—
1,340,638	115,166	1,723,190

1,308,610	210,928	1,964,707

3,478	4,095	61,964
809,279	(91,659)	63,113
(610,357)	(211,641)	(1,316,846)
(66,721)	—	(169,385)
(1,581)	(286)	(6,696)
—	—	39

134,098	(299,491)	(1,367,811)

—	—	—

1,442,708	(88,563)	596,896
3,023,127	829,053	11,719,945

$4,465,835	$740,490	$12,316,841

B-25

THE GUARDIAN SEPARATE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS (December 31, 2013)

NOTE 1 — ORGANIZATION

The Guardian Separate Account D (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on August 23, 1989, and commenced operations on January 16, 1990. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the thirty-eight investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment options, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or Contract Anniversary Enhanced Death Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract.

The thirty-eight investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

RS Large Cap Alpha VIP Series

RS S&P 500 Index VIP Series

RS High Yield VIP Series

RS Low Duration Bond VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series (formerly
RS International Growth VIP Series)

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

RS Money Market VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series I (formerly
Invesco Van Kampen V.I. American Franchise Fund Series I)

Invesco V.I. Utilities Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I Government Securities Fund Series II

Invesco V.I. Growth and Income Fund Series II (formerly
Van Kampen V.I. Growth and Income Fund Series II)

AllianceBernstein VPS Growth & Income Portfolio Class B

AllianceBernstein VPS Large Cap Growth Portfolio Class B

AllianceBernstein VPS Global Thematic Growth Portfolio Class B

AllianceBernstein VPS Value Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Contrafund Portfolio Service Class

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Templeton Growth Securities Fund Class 2

Janus Aspen Enterprise Portfolio Institutional Shares

Janus Aspen Forty Portfolio Institutional Shares

Janus Aspen Janus Portfolio Institutional Shares

Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)

MFS Growth Series Initial Class

MFS Investors Trust Series Initial Class

MFS New Discovery Series Initial Class

MFS Research Bond Series Initial Class

MFS Total Return Series Initial Class

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

B-26

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2013, there were no transfers in and out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2013, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by RS Investment Management Co., an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in each mutual fund in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2013, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $902,721,282.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2013, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

B-27

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

There were no financial instrument liabilities held by the Account as of December 31, 2013 or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 17, 2014, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2013.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables and the assumed investment return is between 3.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-28

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013, were as follows:

	Purchases	Sales
RS Large Cap Alpha VIP Series	$13,932,920	$33,905,515
RS S&P 500 Index VIP Series	1,068,919	1,019,303
RS High Yield VIP Series	1,250,489	1,674,699
RS Low Duration Bond VIP Series	1,774,604	1,800,532
RS Small Cap Growth Equity VIP Series	6,332,239	4,395,276
RS International VIP Series (formerly RS International Growth VIP Series)	16,566,506	9,887,879
RS Emerging Markets VIP Series	4,159,813	7,420,635
RS Investment Quality Bond VIP Series	2,481,391	14,141,516
RS Money Market VIP Series	9,183,683	16,106,721
Gabelli Capital Asset Fund	7,836,245	6,695,242
Value Line Centurion Fund	488,279	6,365,654
Value Line Strategic Asset Management Trust	16,967,619	23,897,661
Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)	245,107	132,036
Invesco V.I. Utilities Fund Series I	247,074	905,170
Invesco V.I. Core Equity Fund Series I	25,957	203,366
Invesco V.I. Government Securities Fund Series II	185,392	618,940
Invesco V.I. Growth and Income Fund Series II (Invesco Van Kampen V.I. Growth and Income Fund Series II)	694,294	916,836
AllianceBernstein VPS Growth & Income Portfolio Class B	521,344	498,769
AllianceBernstein VPS Large Cap Growth Portfolio Class B	314,522	368,534
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	245,811	246,003
AllianceBernstein VPS Value Portfolio Class B	569,421	263,059
Davis Financial Portfolio	397,912	468,732
Davis Real Estate Portfolio	316,950	2,271,848
Davis Value Portfolio	677,161	1,498,462
Fidelity VIP Contrafund Portfolio Service Class	1,835,915	4,117,766
Fidelity VIP Equity-Income Portfolio Service Class	885,021	1,134,444
Fidelity VIP Growth Opportunities Portfolio Service Class	560,919	1,524,186
Fidelity VIP Mid Cap Portfolio Service Class	3,597,635	4,146,979
Templeton Growth Securities Fund Class 2	801,655	1,204,717
Janus Aspen Enterprise Portfolio Institutional Shares	444,632	713,350
Janus Aspen Forty Portfolio Institutional Shares	263,295	1,659,281
Janus Aspen Janus Portfolio Institutional Shares	150,610	1,368,417
Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)	155,511	359,024
MFS Growth Series Initial Class	580,101	261,539
MFS Investors Trust Series Initial Class	123,855	715,866
MFS New Discovery Series Initial Class	1,495,253	1,372,659
MFS Research Bond Series Initial Class	49,031	353,398
MFS Total Return Series Initial Class	690,292	1,984,903

Total	$98,117,375	$156,618,919

B-29

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2012 and 2013, contract fees amounted to $632,494 and $579,998, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.15% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .30%;

b)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%. There were no contracts outstanding with this option.

(2)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, has a majority interest in RS Investment Management Co. LLC (RS Investments), a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

RS Investments serves as investment adviser and administrator to each of the Variable Products Funds Series (RS Funds). GIS serves as sub-adviser to certain RS funds and is the principal underwriter to all RS Funds. In addition, RS Investments, GIS, Guardian Baillie Gifford Ltd. (GBG), and Baillie Gifford Overseas Ltd. (BG Overseas) also have the roles described below. GIAC and BG Overseas each have an equity ownership interest in GBG.

RS Investments provides day-to-day investment management services to the following funds:

• RS Large Cap Alpha VIP Series • RS Small Cap Growth Equity VIP Series • RS Emerging Markets VIP Series	• RS International VIP Series (formerly RS International Growth VIP Series)

From January 1, 2013 through February 28, 2013 and from January 1, 2013 through June 30, 2013, BG Overseas served as sub-sub-adviser, with GBG serving as sub-adviser, and provided day-to-day investment management services to RS Emerging Markets VIP Series and RS International VIP Series, respectively, subject to RS Investments’ and GBG’s general oversight of BG Overseas’ performance. Effective March 1, 2013 and July 1, 2013, RS Investments serves as sole investment adviser and administrator and provides day-to-day investment management services to the aforementioned funds.

As of April 27, 2012, the RS Global Natural Resources VIP Series, the RS Partners VIP Series and the RS Value VIP Series were liquidated and no longer available as investment options under this contract. The contract owner had the option to transfer the amounts to another investment option by the liquidation date. After the liquidation date, the remaining amounts in these investment options were transferred to the RS Money Market VIP Series.

B-30

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

As sub-adviser, GIS provides day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of GIS’s performance:

• RS Investment Quality Bond VIP Series • RS High Yield VIP Series • RS S&P 500 Index VIP Series	• RS Low Duration Bond VIP Series • RS Money Market VIP Series

Under an investment management agreement between each RS Fund and RS Investments, the RS Funds pay a monthly fee to RS Investments at the annual rates shown in the table below for investment advisory and administrative services. Under investment sub-advisory agreements between RS Investments and the respective sub-adviser for certain RS Funds specified below, RS Investments pays a monthly fee to the sub-adviser for investment advisory services at the annual rates set out in the table below, based on the respective RS Funds’ average daily net assets. The sub-advisory fee payable to GIS by RS Investments also covers the administrative and accounting services provided by GIS to the RS Funds.

RS Fund	Sub-adviser	Advisory Fee Rate	Sub-advisory Fee Rate
RS Large Cap Alpha VIP Series	None	0.50%	N/A
RS S&P 500 Index VIP Series	GIS	0.25%	0.070%
RS High Yield VIP Series	GIS	0.60%	0.168%
RS Low Duration Bond VIP Series	GIS	0.45%	0.126%
RS Small Cap Growth Equity VIP Series	None	0.75%	N/A
RS International VIP Series	None	0.80%	N/A
RS Emerging Markets VIP Series	None	1.00%	N/A
RS Investment Quality Bond VIP Series	GIS	0.50%	0.140%
RS Money Market VIP Series	GIS	0.45%	0.126%

GIS has a management agreement with Gabelli Capital Asset Fund and earns fees of .25% of the average daily net assets. GIAC has administrative service fee agreements with GIS, RS Investment Management Co., LLC, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Capital Management, LLC, Massachusetts Financial Services Company and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first seven contract years for a Single Purchase Payment Contract.

Numbers of Contract Years Completed from Date of the Premium Payment	Contingent Deferred Sales Charge Percentage
0	6%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

B-31

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

For a Flexible Premium Payment Contract, the contingent deferred sales charges are the lesser of 6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or 6% of the total amount being withdrawn.

For the years ended December 31, 2012 and 2013, contingent deferred sales charges were $105,181 and $194,144, respectively.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2013 and 2012, were as follows:

	2013			2012
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
RS Large Cap Alpha VIP Series	30,137	628,658	(598,521)	34,988	780,724	(745,736)
RS S&P 500 Index VIP Series	54,795	56,322	(1,527)	3,335	107,983	(104,648)
RS High Yield VIP Series	1,853	35,758	(33,905)	13,240	17,654	(4,414)
RS Low Duration Bond VIP Series	81,967	87,108	(5,141)	40,675	57,422	(16,747)
RS Partners VIP Series	—	—	—	253	118,541	(118,288)
RS Small Cap Growth Equity VIP Series	50,686	121,449	(70,763)	8,180	121,596	(113,416)
RS International VIP Series (formerly RS International Growth VIP Series)	15,230	254,969	(239,739)	34,810	254,572	(219,762)
RS Emerging Markets VIP Series	3,549	171,151	(167,602)	3,578	141,535	(137,957)
RS Investment Quality Bond VIP Series	9,746	395,464	(385,718)	45,962	270,836	(224,874)
RS Global Natural Resources VIP Series	—	—	—	480	277,741	(277,261)
RS Value VIP Series	—	—	—	3	52,900	(52,897)
RS Money Market VIP Series	368,131	783,846	(415,715)	247,971	561,417	(313,446)
Gabelli Capital Asset Fund	37,810	93,871	(56,061)	12,975	132,164	(119,189)
Value Line Centurion Fund	7,809	135,325	(127,516)	10,520	138,818	(128,298)
Value Line Strategic Asset Management Trust	12,712	375,775	(363,063)	17,745	446,397	(428,652)
Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)	16,804	4,922	11,882	855	5,695	(4,840)
Invesco V.I. Utilities Fund Series I	262	54,349	(54,087)	354	54,191	(53,837)
Invesco V.I. Core Equity Fund Series I	118	16,257	(16,139)	4,252	43,661	(39,409)
Invesco V.I. Government Securities Fund Series II	56	44,163	(44,107)	5,841	15,014	(9,173)
Invesco V.I. Growth and Income Fund Series II (Invesco Van Kampen V.I. Growth and Income Fund Series II)	11,788	24,100	(12,312)	5,425	15,017	(9,592)
AllianceBernstein VPS Growth & Income Portfolio Class B	8,733	10,837	(2,104)	25,504	5,208	20,296
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2,628	7,987	(5,359)	13,602	10,859	2,743
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	997	1,059	(62)	113	7,181	(7,068)
AllianceBernstein VPS Value Portfolio Class B	32,995	10,878	22,117	3,808	13,335	(9,527)
Davis Financial Portfolio	9,830	12,811	(2,981)	5,490	12,540	(7,050)
Davis Real Estate Portfolio	1,451	73,466	(72,015)	38,927	28,952	9,975
Davis Value Portfolio	844	93,749	(92,905)	4,567	91,246	(86,679)
Fidelity VIP Contrafund Portfolio Service Class	13,588	135,853	(122,265)	7,525	219,650	(212,125)
Fidelity VIP Equity-Income Portfolio Service Class	1,414	42,600	(41,186)	11,028	35,055	(24,027)
Fidelity VIP Growth Opportunities Portfolio Service Class	1,692	81,662	(79,970)	124,460	18,549	105,911
Fidelity VIP Mid Cap Portfolio Service Class	2,473	89,825	(87,352)	6,909	159,865	(152,956)

B-32

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	2013			2012
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Templeton Growth Securities Fund Class 2	26,608	57,455	(30,847)	1,910	38,345	(36,435)
Janus Aspen Enterprise Portfolio Institutional Shares	419	22,566	(22,147)	3,396	70,290	(66,894)
Janus Aspen Forty Portfolio Institutional Shares	298	99,064	(98,766)	60,181	40,888	19,293
Janus Aspen Janus Portfolio Institutional Shares	15	122,139	(122,124)	104,773	8,810	95,963
Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)	485	24,150	(23,665)	4,448	45,746	(41,298)
MFS Growth Series Initial Class	41,104	12,895	28,209	28,423	16,043	12,380
MFS Investors Trust Series Initial Class	2,813	36,612	(33,799)	5,011	29,548	(24,537)
MFS New Discovery Series Initial Class	47,893	36,541	11,352	2,760	75,224	(72,464)
MFS Research Bond Series Initial Class	342	24,279	(23,937)	31,178	975	30,203
MFS Total Return Series Initial Class	12,819	89,950	(77,131)	3,595	103,942	(100,347)

NOTE 6 — UNIT VALUES

The following represents amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
RS Large Cap Alpha VIP Series
2013	4,143,407	$66.52	$275,617,361	1.15%	1.26%	37.12%
2012	4,639,405	48.51	225,064,765	1.15%	1.99%	15.18%
2011	5,221,433	42.12	219,923,031	1.15%	0.93%	-10.27%
2010	5,855,629	46.94	274,856,217	1.15%	2.27%	15.71%
2009	6,759,137	40.57	274,197,789	1.15%	0.18%	23.66%
RS S&P 500 Index VIP Series
2013	530,774	$14.41	$7,645,945	1.15%	1.89%	30.49%
2012	529,482	11.04	5,845,016	1.15%	1.80%	14.34%
2011	632,465	9.65	6,105,977	1.15%	1.68%	0.78%
2010	735,168	9.58	7,042,823	1.15%	1.77%	13.45%
2009	792,043	8.44	6,688,062	1.15%	2.02%	24.80%
RS High Yield VIP Series
2013	205,105	$20.24	$4,151,905	1.15%	6.16%	5.71%
2012	237,846	19.15	4,554,466	1.15%	6.69%	13.25%
2011	239,989	16.91	4,058,025	1.15%	7.99%	2.99%
2010	240,702	16.42	3,951,859	1.15%	8.30%	12.41%
2009	274,973	14.61	4,016,143	1.15%	8.00%	36.51%
RS Low Duration Bond VIP Series
2013	378,649	$12.18	$4,610,381	1.15%	1.61%	-0.91%
2012	387,307	12.29	4,759,312	1.15%	1.87%	1.97%
2011	400,358	12.05	4,824,587	1.15%	2.34%	0.74%
2010	494,020	11.96	5,909,606	1.15%	3.05%	3.37%
2009	459,434	11.57	5,316,643	1.15%	2.69%	5.16%

B-33

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
RS Partners VIP Series(4)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	112,407	12.74	1,431,838	1.15%	0.00%	-8.80%
2010	152,806	13.97	2,134,337	1.15%	0.00%	25.20%
2009	98,072	11.16	1,094,080	1.15%	0.00%	38.05%
RS Small Cap Growth Equity VIP Series
2013	763,059	$35.27	$26,916,884	1.15%	0.00%	48.41%
2012	829,028	23.77	19,705,175	1.15%	0.00%	14.17%
2011	932,313	20.82	19,410,286	1.15%	0.00%	-3.41%
2010	1,056,897	21.55	22,780,198	1.15%	0.00%	26.11%
2009	1,164,476	17.09	19,902,970	1.15%	0.00%	35.57%
RS International VIP Series (formerly RS International Growth VIP Series)
2013	1,464,215	$36.75	$53,816,867	1.15%	1.32%	18.73%
2012	1,683,958	30.96	52,131,278	1.15%	1.14%	16.99%
2011	1,886,049	26.46	49,910,099	1.15%	1.08%	-12.66%
2010	2,119,358	30.30	64,215,324	1.15%	1.63%	12.88%
2009	2,429,241	26.84	65,207,198	1.15%	1.83%	37.39%
RS Emerging Markets VIP Series
2013	551,780	$37.53	$20,705,651	1.15%	0.22%	-4.59%
2012	712,139	39.33	28,007,282	1.15%	0.63%	12.28%
2011	844,375	35.03	29,577,078	1.15%	0.00%	-21.88%
2010	1,047,297	44.84	46,961,458	1.15%	2.82%	17.76%
2009	1,193,803	38.08	45,456,690	1.15%	3.59%	94.11%
RS Investment Quality Bond VIP Series
2013	1,363,330	$33.47	$45,634,208	1.15%	2.34%	-2.76%
2012	1,722,441	34.42	59,289,180	1.15%	2.81%	5.14%
2011	1,892,094	32.74	61,945,503	1.15%	3.63%	5.84%
2010	2,142,813	30.93	66,279,828	1.15%	3.64%	6.48%
2009	2,345,967	29.05	68,147,912	1.15%	4.02%	9.92%
RS Global Natural Resources VIP Series(4)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	267,278	10.02	2,679,071	1.15%	0.00%	-8.52%
2010	267,573	10.96	2,931,839	1.15%	0.00%	25.35%
2009	263,583	8.74	2,304,048	1.15%	0.00%	48.86%
RS Value VIP Series(4)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	51,710	8.03	415,368	1.15%	0.00%	-11.97%
2010	51,871	9.12	473,315	1.15%	0.00%	24.48%
2009	21,228	7.33	155,606	1.15%	0.36%	31.88%
RS Money Market VIP Series
2013	1,624,562	$15.76	$25,611,053	1.15%	0.01%	-1.14%
2012	2,032,407	15.95	32,411,775	1.15%	0.01%	-1.15%
2011	2,333,482	16.13	37,645,140	1.15%	0.03%	-1.12%
2010	2,674,378	16.32	43,635,184	1.15%	0.02%	-1.13%
2009	3,311,869	16.50	54,656,430	1.15%	0.07%	-1.09%

B-34

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
Gabelli Capital Asset Fund
2013	813,931	$61.16	$49,778,911	1.15%	0.67%	35.95%
2012	851,439	44.99	38,302,460	1.15%	1.45%	15.99%
2011	950,671	38.79	36,872,124	1.15%	0.44%	-1.41%
2010	1,076,371	39.34	42,343,126	1.15%	0.44%	28.40%
2009	1,187,126	30.64	36,372,129	1.15%	0.80%	33.16%
Value Line Centurion Fund
2013	878,291	$53.01	$46,559,779	1.15%	0.55%	29.46%
2012	996,997	40.95	40,825,920	1.15%	0.00%	13.96%
2011	1,115,064	35.93	40,068,065	1.15%	0.00%	3.98%
2010	1,237,501	34.56	42,764,349	1.15%	2.24%	24.31%
2009	1,437,166	27.80	39,953,306	1.15%	0.00%	9.81%
Value Line Strategic Asset Management Trust
2013	2,558,166	$73.22	$187,306,837	1.15%	0.82%	20.23%
2012	2,857,063	60.90	173,993,189	1.15%	0.63%	14.10%
2011	3,207,208	53.37	171,176,613	1.15%	0.57%	2.49%
2010	3,612,561	52.08	188,130,000	1.15%	0.80%	13.88%
2009	4,182,820	45.73	191,277,736	1.15%	1.13%	19.76%
Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)
2013	60,736	$9.94	$604,005	1.15%	0.40%	38.53%
2012	48,853	7.18	350,714	1.15%	0.00%	11.27%
2011	53,691	6.45	346,409	1.15%	0.15%	-8.97%
2010	75,818	7.09	537,369	1.15%	0.71%	14.16%
2009	95,939	6.21	595,628	1.15%	0.63%	19.69%
Invesco V.I. Utilities Fund Series I
2013	159,574	$13.75	$2,194,490	1.15%	2.76%	9.48%
2012	210,796	12.56	2,647,796	1.15%	2.93%	2.41%
2011	254,137	12.27	3,117,044	1.15%	3.28%	15.11%
2010	234,256	10.66	2,496,081	1.15%	3.57%	5.08%
2009	265,831	10.14	2,695,670	1.15%	4.32%	13.61%
Invesco V.I. Core Equity Fund Series I
2013	44,167	$12.22	$539,813	1.15%	1.24%	27.76%
2012	58,408	9.57	558,737	1.15%	0.96%	12.57%
2011	88,138	8.50	748,998	1.15%	1.02%	-1.21%
2010	96,507	8.60	830,186	1.15%	0.96%	8.30%
2009	109,938	7.94	873,273	1.15%	1.86%	26.82%
Invesco V.I. Government Securities Fund Series II(5)
2013	144,609	$10.31	$1,490,450	1.15%	3.21%	-3.97%
2012	188,710	10.73	2,025,432	1.15%	2.96%	1.04%
2011	195,238	10.62	2,073,935	1.15%	0.00%	6.23%
Invesco V.I. Growth and Income Fund Series II (formerly Invesco Van Kampen V.I. Growth and Income Fund Series II)
2013	134,731	$19.46	$2,621,311	1.15%	1.20%	32.23%
2012	146,911	14.71	2,161,617	1.15%	1.30%	13.03%
2011	156,284	13.02	2,034,445	1.15%	1.03%	-3.39%
2010	178,152	13.47	2,400,373	1.15%	0.11%	10.90%
2009	207,106	12.15	2,516,189	1.15%	3.57%	22.68%

B-35

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
Invesco Van Kampen V.I. Government Fund Series II(5)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	—	—	—	—	—	—
2010	194,610	12.50	2,432,347	1.15%	0.21%	3.68%
2009	198,791	12.06	2,396,450	1.15%	6.30%	-0.30%
AllianceBernstein VPS Growth & Income Portfolio Class B
2013	66,391	$17.89	$1,187,626	1.15%	0.98%	33.04%
2012	68,493	13.45	920,909	1.15%	1.42%	15.89%
2011	48,001	11.60	556,879	1.15%	1.17%	4.85%
2010	52,212	11.06	577,722	1.15%	0.00%	11.50%
2009	68,983	9.92	684,552	1.15%	3.58%	18.97%
AllianceBernstein VPS Large Cap Growth Portfolio Class B
2013	63,998	$16.84	$1,077,935	1.15%	0.00%	35.42%
2012	69,092	12.44	859,329	1.15%	0.03%	15.36%
2011	66,347	10.78	719,031	1.15%	0.09%	-4.86%
2010	68,616	11.33	777,595	1.15%	0.26%	8.57%
2009	68,302	10.44	712,946	1.15%	0.00%	35.53%
AllianceBernstein VPS Global Thematic Growth Portfolio Class B
2013	26,733	$12.40	$331,369	1.15%	0.02%	21.51%
2012	26,725	10.20	272,618	1.15%	0.00%	11.94%
2011	33,764	9.11	307,699	1.15%	0.34%	-24.29%
2010	60,885	12.04	732,873	1.15%	2.05%	17.22%
2009	81,347	10.27	835,346	1.15%	0.00%	51.38%
AllianceBernstein VPS Value Portfolio Class B
2013	78,715	$16.10	$1,267,462	1.15%	2.17%	34.92%
2012	56,799	11.93	677,857	1.15%	1.65%	14.21%
2011	66,249	10.45	692,274	1.15%	1.19%	-4.88%
2010	83,676	10.99	919,269	1.15%	1.81%	10.14%
2009	101,556	9.97	1,012,994	1.15%	3.05%	19.65%
Davis Financial Portfolio
2013	67,880	$16.74	$1,136,560	1.15%	0.52%	29.75%
2012	70,860	12.90	914,407	1.15%	1.91%	17.46%
2011	77,703	10.99	853,663	1.15%	1.19%	-9.02%
2010	95,927	12.08	1,158,329	1.15%	0.79%	9.82%
2009	108,793	11.00	1,196,197	1.15%	0.77%	39.56%
Davis Real Estate Portfolio
2013	183,726	$26.99	$4,958,179	1.15%	1.12%	-2.46%
2012	254,424	27.67	7,038,956	1.15%	1.06%	15.80%
2011	244,677	23.89	5,845,590	1.15%	1.32%	7.64%
2010	269,624	22.20	5,984,363	1.15%	1.89%	18.32%
2009	275,934	18.76	5,176,049	1.15%	2.79%	30.21%
Davis Value Portfolio
2013	449,636	$16.35	$7,351,644	1.15%	0.83%	31.89%
2012	535,791	12.40	6,641,941	1.15%	1.59%	11.78%
2011	617,123	11.09	6,844,189	1.15%	0.80%	-5.28%
2010	719,868	11.71	8,428,474	1.15%	1.29%	11.47%
2009	824,562	10.50	8,661,008	1.15%	0.85%	29.65%

B-36

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
Fidelity VIP Contrafund Portfolio Service Class
2013	939,654	$21.05	$19,780,380	1.15%	0.97%	29.64%
2012	1,048,875	16.24	17,031,745	1.15%	1.15%	14.97%
2011	1,237,855	14.12	17,483,602	1.15%	0.87%	-3.76%
2010	1,403,851	14.68	20,602,086	1.15%	1.04%	15.76%
2009	1,625,758	12.68	20,610,200	1.15%	1.29%	34.11%
Fidelity VIP Equity-Income Portfolio Service Class
2013	306,812	$17.90	$5,492,102	1.15%	2.34%	26.54%
2012	344,798	14.15	4,877,558	1.15%	3.03%	15.84%
2011	364,012	12.21	4,445,359	1.15%	2.29%	-0.30%
2010	409,940	12.25	5,021,356	1.15%	1.64%	13.76%
2009	495,791	10.77	5,338,178	1.15%	2.18%	28.54%
Fidelity VIP Growth Opportunities Portfolio Service Class
2013	151,282	$14.52	$2,196,970	1.15%	0.18%	36.19%
2012	230,016	10.66	2,452,666	1.15%	0.31%	18.09%
2011	126,172	9.03	1,139,323	1.15%	0.05%	1.00%
2010	141,102	8.94	1,261,458	1.15%	0.09%	22.23%
2009	149,886	7.31	1,096,270	1.15%	0.40%	44.04%
Fidelity VIP Mid Cap Portfolio Service Class
2013	529,601	$38.44	$20,359,148	1.15%	0.40%	34.50%
2012	612,383	28.58	17,503,215	1.15%	0.49%	13.43%
2011	760,876	25.20	19,172,989	1.15%	0.13%	-11.74%
2010	944,882	28.55	26,977,810	1.15%	0.26%	27.22%
2009	1,018,341	22.44	22,853,742	1.15%	0.58%	38.41%
Templeton Growth Securities Fund Class 2
2013	238,665	$17.44	$4,162,917	1.15%	2.72%	29.32%
2012	254,651	13.49	3,434,805	1.15%	2.04%	19.67%
2011	287,167	11.27	3,236,694	1.15%	1.33%	-8.04%
2010	347,591	12.26	4,260,487	1.15%	1.38%	6.16%
2009	398,274	11.55	4,598,504	1.15%	3.15%	29.60%
Janus Aspen Enterprise Portfolio Institutional Shares
2013	203,038	$12.67	$2,572,831	1.15%	0.51%	30.86%
2012	223,930	9.68	2,168,462	1.15%	0.00%	15.94%
2011	292,145	8.35	2,440,106	1.15%	0.00%	-2.55%
2010	297,837	8.57	2,552,855	1.15%	0.07%	24.40%
2009	316,136	6.89	2,178,179	1.15%	0.00%	43.16%
Janus Aspen Forty Portfolio Institutional Shares
2013	202,873	$16.75	$3,398,324	1.15%	0.68%	29.72%
2012	297,269	12.91	3,838,737	1.15%	0.74%	22.73%
2011	280,086	10.52	2,947,052	1.15%	0.36%	-7.77%
2010	404,399	11.41	4,613,408	1.15%	0.32%	5.52%
2009	517,494	10.81	5,594,670	1.15%	0.04%	44.65%

B-37

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $
Janus Aspen Janus Portfolio Institutional Shares
2013	56,492	$11.18	$631,557	1.15%	0.88%	28.84%
2012	178,119	8.68	1,545,565	1.15%	0.74%	17.22%
2011	81,088	7.40	600,251	1.15%	0.59%	-6.39%
2010	93,614	7.91	740,285	1.15%	1.09%	13.20%
2009	118,339	6.99	826,674	1.15%	0.54%	34.78%
Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)
2013	115,050	$9.51	$1,093,956	1.15%	1.19%	26.95%
2012	136,851	7.49	1,025,009	1.15%	0.82%	18.70%
2011	174,226	6.31	1,099,402	1.15%	0.56%	-14.73%
2010	207,218	7.40	1,533,531	1.15%	0.60%	14.50%
2009	235,903	6.46	1,524,690	1.15%	1.41%	36.12%
MFS Growth Series Initial Class
2013	142,658	$11.75	$1,676,301	1.15%	0.23%	35.28%
2012	111,259	8.69	966,403	1.15%	0.00%	16.03%
2011	97,828	7.49	732,329	1.15%	0.19%	-1.47%
2010	97,593	7.60	741,475	1.15%	0.12%	14.01%
2009	130,004	6.66	866,344	1.15%	0.31%	36.09%
MFS Investors Trust Series Initial Class
2013	343,337	$19.76	$6,783,778	1.15%	1.07%	30.53%
2012	376,940	15.14	5,705,569	1.15%	0.91%	17.81%
2011	394,475	12.85	5,068,401	1.15%	0.93%	-3.31%
2010	420,998	13.29	5,594,125	1.15%	1.23%	9.82%
2009	408,454	12.10	4,942,139	1.15%	1.71%	25.44%
MFS New Discovery Series Initial Class
2013	203,764	$21.38	$4,356,830	1.15%	0.00%	39.89%
2012	190,762	15.28	2,915,680	1.15%	0.00%	19.83%
2011	263,268	12.76	3,358,074	1.15%	0.00%	-11.30%
2010	243,373	14.38	3,499,758	1.15%	0.00%	34.77%
2009	218,347	10.67	2,329,801	1.15%	0.00%	61.31%
MFS Research Bond Series Initial Class
2013	51,383	$14.40	$739,974	1.15%	0.30%	30.76%
2012	73,262	11.01	806,833	1.15%	0.81%	15.92%
2011	45,114	9.50	428,609	1.15%	0.82%	-1.60%
2010	53,330	9.65	514,872	1.15%	1.02%	14.56%
2009	45,382	8.43	382,446	1.15%	1.54%	29.04%
MFS Total Return Series Initial Class
2013	616,208	$19.42	$11,969,120	1.15%	1.78%	17.68%
2012	684,699	16.51	11,301,607	1.15%	2.75%	9.97%
2011	779,297	15.01	11,696,484	1.15%	2.56%	0.60%
2010	923,084	14.92	13,771,784	1.15%	2.79%	8.67%
2009	1,055,993	13.73	14,498,333	1.15%	3.90%	16.67%

B-38

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
RS Large Cap Alpha VIP Series
2013	669,744	$18.29	$12,249,585	1.45%	1.26%	36.71%
2012	772,267	13.38	10,331,891	1.45%	1.99%	14.83%
2011	935,975	11.65	10,904,876	1.45%	0.93%	-10.54%
2010	1,137,819	13.02	14,817,855	1.45%	2.27%	15.36%
2009	1,298,606	11.29	14,660,019	1.45%	0.18%	23.28%
RS S&P 500 Index VIP Series
2013	16,588	$13.83	$229,377	1.45%	1.89%	30.10%
2012	19,407	10.63	206,272	1.45%	1.80%	14.00%
2011	21,072	9.32	196,461	1.45%	1.68%	0.47%
2010	22,681	9.28	210,466	1.45%	1.77%	13.11%
2009	25,712	8.20	210,935	1.45%	2.02%	24.42%
RS High Yield VIP Series
2013	5,122	$19.43	$99,535	1.45%	6.16%	5.40%
2012	6,286	18.44	115,900	1.45%	6.69%	12.90%
2011	8,557	16.33	139,729	1.45%	7.99%	2.68%
2010	11,001	15.90	174,949	1.45%	8.30%	12.07%
2009	8,014	14.19	113,715	1.45%	8.00%	36.10%
RS Low Duration Bond VIP Series
2013	20,596	$11.83	$243,587	1.45%	1.61%	-1.21%
2012	17,079	11.97	204,470	1.45%	1.87%	1.66%
2011	20,775	11.78	244,642	1.45%	2.34%	0.44%
2010	21,342	11.72	250,224	1.45%	3.05%	3.06%
2009	19,181	11.38	218,214	1.45%	2.69%	4.84%
RS Partners VIP Series(4)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	5,881	12.45	73,201	1.45%	0.00%	-9.08%
2010	9,897	13.69	135,488	1.45%	0.00%	24.83%
2009	9,983	10.97	109,481	1.45%	0.00%	37.64%
RS Small Cap Growth Equity VIP Series
2013	36,025	$30.14	$1,085,723	1.45%	0.00%	47.96%
2012	40,819	20.37	831,431	1.45%	0.00%	13.82%
2011	50,950	17.89	911,751	1.45%	0.00%	-3.70%
2010	66,143	18.58	1,229,062	1.45%	0.00%	25.73%
2009	71,931	14.78	1,063,089	1.45%	0.00%	35.17%
RS International VIP Series (formerly RS International Growth VIP Series)
2013	91,610	$20.87	$1,911,974	1.45%	1.32%	18.37%
2012	111,606	17.63	1,967,817	1.45%	1.14%	16.63%
2011	129,277	15.12	1,954,323	1.45%	1.08%	-12.92%
2010	183,322	17.36	3,182,679	1.45%	1.63%	12.54%
2009	206,728	15.43	3,189,129	1.45%	1.83%	36.97%
RS Emerging Markets VIP Series
2013	20,764	$36.37	$755,181	1.45%	0.22%	-4.87%
2012	28,007	38.23	1,070,782	1.45%	0.63%	11.94%
2011	33,728	34.15	1,151,995	1.45%	0.00%	-22.12%
2010	46,408	43.85	2,035,189	1.45%	2.82%	17.41%
2009	52,343	37.35	1,955,101	1.45%	3.59%	93.53%

B-39

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
RS Investment Quality Bond VIP Series
2013	117,806	$18.76	$2,209,658	1.45%	2.34%	-3.05%
2012	144,413	19.35	2,793,896	1.45%	2.81%	4.82%
2011	199,634	18.46	3,684,525	1.45%	3.63%	5.53%
2010	256,347	17.49	4,483,426	1.45%	3.64%	6.16%
2009	277,405	16.47	4,570,185	1.45%	4.02%	9.59%
RS Global Natural Resources VIP Series(4)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	9,983	9.89	98,739	1.45%	0.00%	-8.80%
2010	7,260	10.85	78,732	1.45%	0.00%	24.97%
2009	7,890	8.68	68,470	1.45%	0.00%	48.41%
RS Value VIP Series(4)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	1,187	7.93	9,409	1.45%	0.00%	-12.23%
2010	1,108	9.03	10,002	1.45%	0.00%	24.11%
2009	2,228	7.28	16,216	1.45%	0.36%	31.49%
RS Money Market VIP Series
2013	63,240	$11.36	$718,592	1.45%	0.01%	-1.44%
2012	71,110	11.53	819,827	1.45%	0.01%	-1.44%
2011	83,481	11.70	976,566	1.45%	0.03%	-1.42%
2010	127,532	11.87	1,513,383	1.45%	0.02%	-1.43%
2009	156,210	12.04	1,880,601	1.45%	0.07%	-1.39%
Gabelli Capital Asset Fund
2013	66,749	$37.29	$2,489,133	1.45%	0.67%	35.54%
2012	85,302	27.51	2,346,813	1.45%	1.45%	15.64%
2011	105,259	23.79	2,504,269	1.45%	0.44%	-1.70%
2010	149,359	24.20	3,615,045	1.45%	0.44%	28.01%
2009	171,134	18.91	3,235,723	1.45%	0.80%	32.76%
Value Line Centurion Fund
2013	96,048	$15.30	$1,469,359	1.45%	0.55%	29.07%
2012	104,858	11.85	1,242,847	1.45%	0.00%	13.61%
2011	115,089	10.43	1,200,635	1.45%	0.00%	3.67%
2010	131,161	10.06	1,319,856	1.45%	2.24%	23.93%
2009	145,623	8.12	1,182,393	1.45%	0.00%	9.48%
Value Line Strategic Asset Management Trust
2013	314,617	$25.19	$7,926,139	1.45%	0.82%	19.87%
2012	378,783	21.02	7,960,890	1.45%	0.63%	13.76%
2011	457,290	18.47	8,448,433	1.45%	0.57%	2.18%
2010	555,681	18.08	10,047,083	1.45%	0.80%	13.54%
2009	805,851	15.92	12,832,945	1.45%	1.13%	19.41%
Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)
2013	1,371	$9.55	$13,092	1.45%	0.40%	38.11%
2012	1,372	6.91	9,486	1.45%	0.00%	10.94%
2011	1,374	6.23	8,559	1.45%	0.15%	-9.24%
2010	1,375	6.87	9,439	1.45%	0.71%	13.82%
2009	1,646	6.03	9,925	1.45%	0.63%	19.33%

B-40

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Invesco V.I. Utilities Fund Series I
2013	8,924	$13.20	$117,804	1.45%	2.76%	9.15%
2012	11,789	12.09	142,571	1.45%	2.93%	2.10%
2011	22,285	11.84	263,961	1.45%	3.28%	14.76%
2010	21,423	10.32	221,111	1.45%	3.57%	4.76%
2009	27,231	9.85	268,282	1.45%	4.32%	13.27%
Invesco V.I. Core Equity Fund Series I
2013	7,696	$11.73	$90,291	1.45%	1.24%	27.38%
2012	9,594	9.21	88,366	1.45%	0.96%	12.23%
2011	19,273	8.21	158,166	1.45%	1.02%	-1.51%
2010	11,143	8.33	92,846	1.45%	0.96%	7.97%
2009	11,692	7.72	90,230	1.45%	1.86%	26.44%
Invesco V.I. Government Securities Fund Series II(5)
2013	1,251	$10.22	$12,795	1.45%	3.21%	-4.26%
2012	1,257	10.68	13,425	1.45%	2.96%	0.74%
2011	3,902	10.60	41,363	1.45%	0.00%	6.00%
Invesco V.I. Growth and Income Fund Series II (formerly Invesco Van Kampen V.I. Growth and Income Fund Series II)
2013	3,303	$18.79	$62,043	1.45%	1.20%	31.83%
2012	3,435	14.25	48,939	1.45%	1.30%	12.69%
2011	3,654	12.64	46,206	1.45%	1.03%	-3.68%
2010	4,429	13.13	58,135	1.45%	0.11%	10.57%
2009	12,585	11.87	149,407	1.45%	3.57%	22.31%
Invesco Van Kampen V.I. Government Fund Series II(5)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	—	—	—	—	—	—
2010	3,114	12.18	37,922	1.45%	0.21%	3.37%
2009	4,788	11.78	56,405	1.45%	6.30%	-0.60%
AllianceBernstein VPS Growth & Income Portfolio Class B
2013	6,029	$17.27	$104,133	1.45%	0.98%	32.65%
2012	6,031	13.02	78,525	1.45%	1.42%	15.54%
2011	6,227	11.27	70,171	1.45%	1.17%	4.54%
2010	6,277	10.78	67,663	1.45%	0.00%	11.17%
2009	6,330	9.70	61,386	1.45%	3.58%	18.61%
AllianceBernstein VPS Large Cap Growth Portfolio Class B
2013	1,756	$16.26	$28,560	1.45%	0.00%	35.02%
2012	2,021	12.04	24,344	1.45%	0.03%	15.01%
2011	2,023	10.47	21,183	1.45%	0.09%	-5.15%
2010	2,861	11.04	31,583	1.45%	0.26%	8.24%
2009	3,231	10.20	32,953	1.45%	0.00%	35.12%

B-41

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
AllianceBernstein VPS Global Thematic Growth Portfolio Class B
2013	7,360	$11.97	$88,090	1.45%	0.02%	21.15%
2012	7,430	9.88	73,401	1.45%	0.00%	11.60%
2011	7,459	8.85	66,025	1.45%	0.34%	-24.52%
2010	7,600	11.73	89,128	1.45%	2.05%	16.87%
2009	7,328	10.03	73,539	1.45%	0.00%	50.93%
AllianceBernstein VPS Value Portfolio Class B
2013	1,209	$15.55	$18,795	1.45%	2.17%	34.52%
2012	1,008	11.56	11,653	1.45%	1.65%	13.87%
2011	1,085	10.15	11,012	1.45%	1.19%	-5.17%
2010	1,348	10.70	14,433	1.45%	1.81%	9.81%
2009	1,429	9.75	13,930	1.45%	3.05%	19.29%
Davis Financial Portfolio
2013	1,652	$16.07	$26,552	1.45%	0.52%	29.36%
2012	1,653	12.42	20,538	1.45%	1.91%	17.11%
2011	1,860	10.61	19,729	1.45%	1.19%	-9.29%
2010	1,973	11.70	23,074	1.45%	0.79%	9.49%
2009	6,874	10.68	73,432	1.45%	0.77%	39.14%
Davis Real Estate Portfolio
2013	7,270	$25.91	$188,334	1.45%	1.12%	-2.75%
2012	8,587	26.64	228,725	1.45%	1.06%	15.45%
2011	8,359	23.07	192,855	1.45%	1.32%	7.32%
2010	8,328	21.50	179,037	1.45%	1.89%	17.97%
2009	12,424	18.22	226,425	1.45%	2.79%	29.82%
Davis Value Portfolio
2013	35,050	$15.70	$550,112	1.45%	0.83%	31.50%
2012	41,800	11.94	498,908	1.45%	1.59%	11.44%
2011	47,147	10.71	504,961	1.45%	0.80%	-5.56%
2010	53,707	11.34	609,098	1.45%	1.29%	11.13%
2009	61,219	10.20	624,739	1.45%	0.85%	29.26%
Fidelity VIP Contrafund Portfolio Service Class
2013	49,425	$20.21	$998,739	1.45%	0.97%	29.25%
2012	62,469	15.63	976,658	1.45%	1.15%	14.62%
2011	85,614	13.64	1,167,772	1.45%	0.87%	-4.05%
2010	99,832	14.21	1,419,111	1.45%	1.04%	15.41%
2009	123,167	12.32	1,516,991	1.45%	1.29%	33.70%
Fidelity VIP Equity-Income Portfolio Service Class
2013	9,804	$17.18	$168,468	1.45%	2.34%	26.16%
2012	13,004	13.62	177,110	1.45%	3.03%	15.49%
2011	17,817	11.79	210,130	1.45%	2.29%	-0.60%
2010	20,230	11.86	240,021	1.45%	1.64%	13.42%
2009	29,263	10.46	306,112	1.45%	2.18%	28.15%
Fidelity VIP Growth Opportunities Portfolio Service Class
2013	3,556	$13.94	$49,572	1.45%	0.18%	35.79%
2012	4,792	10.27	49,196	1.45%	0.31%	17.73%
2011	2,725	8.72	23,765	1.45%	0.05%	0.70%
2010	4,960	8.66	42,950	1.45%	0.09%	21.87%
2009	5,172	7.11	36,753	1.45%	0.40%	43.61%

B-42

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Fidelity VIP Mid Cap Portfolio Service Class
2013	27,275	$36.90	$1,006,506	1.45%	0.40%	34.10%
2012	31,845	27.52	876,371	1.45%	0.49%	13.09%
2011	36,308	24.34	883,548	1.45%	0.13%	-12.01%
2010	47,541	27.66	1,314,812	1.45%	0.26%	26.84%
2009	59,180	21.80	1,290,339	1.45%	0.58%	37.99%
Templeton Growth Securities Fund Class 2
2013	8,060	$16.84	$135,736	1.45%	2.72%	28.93%
2012	22,921	13.06	299,408	1.45%	2.04%	19.31%
2011	26,840	10.95	293,852	1.45%	1.33%	-8.32%
2010	31,639	11.94	377,832	1.45%	1.38%	5.84%
2009	41,793	11.28	471,539	1.45%	3.15%	29.21%
Janus Aspen Enterprise Portfolio Institutional Shares
2013	15,314	$12.16	$186,276	1.45%	0.51%	30.46%
2012	16,569	9.32	154,483	1.45%	0.00%	15.59%
2011	15,248	8.07	122,993	1.45%	0.00%	-2.85%
2010	22,608	8.30	187,700	1.45%	0.07%	24.03%
2009	22,424	6.69	150,105	1.45%	0.00%	42.73%
Janus Aspen Forty Portfolio Institutional Shares
2013	3,569	$16.08	$57,396	1.45%	0.68%	29.33%
2012	7,939	12.43	98,708	1.45%	0.74%	22.36%
2011	5,829	10.16	59,232	1.45%	0.36%	-8.04%
2010	10,308	11.05	113,908	1.45%	0.32%	5.21%
2009	29,943	10.50	314,507	1.45%	0.04%	44.22%
Janus Aspen Janus Portfolio Institutional Shares
2013	7,779	$10.73	$83,484	1.45%	0.88%	28.45%
2012	8,276	8.35	69,144	1.45%	0.74%	16.87%
2011	9,344	7.15	66,795	1.45%	0.59%	-6.67%
2010	9,903	7.66	75,855	1.45%	1.09%	12.86%
2009	12,663	6.79	85,942	1.45%	0.54%	34.38%
Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)
2013	4,729	$9.13	$43,166	1.45%	1.19%	26.57%
2012	6,593	7.21	47,547	1.45%	0.82%	18.34%
2011	10,516	6.09	64,082	1.45%	0.56%	-14.99%
2010	10,920	7.17	78,280	1.45%	0.60%	14.16%
2009	18,343	6.28	115,182	1.45%	1.41%	35.71%
MFS Growth Series Initial Class
2013	505	$11.28	$5,697	1.45%	0.23%	34.87%
2012	3,695	8.36	30,906	1.45%	0.00%	15.68%
2011	4,746	7.23	34,307	1.45%	0.19%	-1.77%
2010	5,442	7.36	40,052	1.45%	0.12%	13.67%
2009	5,546	6.47	35,907	1.45%	0.31%	35.68%

B-43

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

7 YEAR ENHANCED DEATH BENEFIT RIDER	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
MFS Investors Trust Series Initial Class
2013	9,775	$19.30	$188,665	1.45%	1.07%	30.14%
2012	9,971	14.83	147,873	1.45%	0.91%	17.45%
2011	16,973	12.63	214,315	1.45%	0.93%	-3.60%
2010	17,735	13.10	232,289	1.45%	1.23%	9.49%
2009	19,031	11.96	227,665	1.45%	1.71%	25.06%
MFS New Discovery Series Initial Class
2013	2,980	$20.53	$61,174	1.45%	0.00%	39.47%
2012	4,630	14.72	68,135	1.45%	0.00%	19.47%
2011	4,588	12.32	56,515	1.45%	0.00%	-11.57%
2010	6,695	13.93	93,262	1.45%	0.00%	34.37%
2009	12,208	10.37	126,554	1.45%	0.00%	60.83%
MFS Research Bond Series Initial Class
2013	37	$13.82	$516	1.45%	0.30%	30.37%
2012	2,095	10.60	22,219	1.45%	0.81%	15.57%
2011	40	9.17	364	1.45%	0.82%	-1.89%
2010	41	9.35	383	1.45%	1.02%	14.22%
2009	42	8.19	348	1.45%	1.54%	28.66%
MFS Total Return Series Initial Class
2013	17,069	$18.65	$318,255	1.45%	1.78%	17.32%
2012	25,709	15.89	408,572	1.45%	2.75%	9.64%
2011	31,458	14.49	455,979	1.45%	2.56%	0.30%
2010	43,678	14.45	631,201	1.45%	2.79%	8.34%
2009	61,147	13.34	815,635	1.45%	3.90%	16.32%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased. For 2013, 2012, 2011 and 2010, average net assets are based on the daily net assets. For 2009, average net assets are based on the net assets calculated on January 1 and each of the twelve month-ends within the year.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including charges in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	Refer to Note 4 of the Notes to Financial Statements.
(5)

Effective after the close of business on April 29, 2011, the Invesco Van Kampen V.I. Government Securities Fund Series II was merged into the Invesco V.I. Government Securities Fund Series II, which commenced operations on April 29, 2011.

B-44

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account D:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the investment options constituting The Guardian Separate Account D at December 31, 2013, listed in Note 1, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the underlying fund companies at December 31, 2013, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 17, 2014

B-45

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B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2013 and 2012

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2013	2012
Admitted assets
Bonds	$2,112	$1,731
Preferred stocks	4	4
Investment in subsidiaries	16	20
Mortgage loans	43	2
Policy loans	116	112
Cash, cash equivalents and short-term investments	23	33

Total invested assets	2,314	1,902

Due and accrued investment income	25	23
Net deferred tax asset	16	14
Income tax receivable	7	7
Other assets	6	26
Receivable from separate accounts	255	268
Separate account assets	12,161	10,100

Total admitted assets	$14,784	$12,340

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$2,286	$1,924
Asset valuation reserve	15	14
Due to parent and affiliates	14	11
Payable for securities	21	24
Other liabilities	20	34
Intercompany borrowed funds	88	20
Separate accounts liabilities	12,159	10,098

Total liabilities	14,603	12,125

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	276	183
Unassigned (deficit) surplus	(97)	30

Total capital and surplus	181	215

Total liabilities, capital and surplus	$14,784	$12,340

See notes to statutory basis financial statements.

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2013	2012
Revenues
Premiums and annuity considerations	$1,420	$1,933
Net investment income	79	83
Service fees	270	225
Commissions and expense allowances on reinsurance ceded and other income	(16)	(22)

Total revenues	1,753	2,219

Benefits and expenses
Policyholder benefits	1,427	1,088
Net transfers to separate accounts	58	844
General insurance expenses	104	99
Commissions and other expenses	131	160

Total benefits and expenses	1,720	2,191

Gain from operations before federal income taxes and realized capital losses from investments	33	28
Federal income tax benefit	(58)	(29)

Gain from operations, net of federal income taxes and before net realized capital losses	91	57
Net realized capital losses, net of tax and transfers to IMR	(174)	(86)

Net loss	$(83)	$(29)

See notes to statutory basis financial statements.

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2013	2012

Beginning of year balance	$215	$254

Adjustments to surplus
Net loss	(83)	(29)
Change in net unrealized capital losses, net of tax	(19)	(19)
Change in non-admitted assets	(11)	(10)
Change in net deferred taxes	12	11
Change in asset valuation reserve	(1)	—
Additional paid-in and capital surplus	93	8
Change in reserve valuation basis	(25)	—

Net adjustments to surplus	(34)	(39)

End of year balance	$181	$215

See notes to statutory basis financial statements.

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2013	2012
Cash flows from operating activities
Premiums and annuity considerations	$1,420	$1,915
Investment income received	88	92
Service fees and other income received	253	201
Benefits and loss related payments	(1,074)	(1,004)
Net transfers to separate accounts	(45)	(914)
Commissions, expenses and taxes paid	(235)	(257)
Federal income taxes recovered	60	11
Other	(18)	4

Net cash provided by operating activities	449	48

Cash flows from investing activities
Proceeds from bonds sold or matured	456	459
Proceeds from derivatives, brokers and miscellaneous proceeds	3	45
Costs of bonds acquired	(847)	(479)
Costs of mortgage loans acquired	(41)	(2)
Other invested assets	(8)	(8)
Cost of derivatives, brokers and miscellaneous applications	(187)	(123)
Increase in policy loans, net of repayments	(4)	(3)

Net cash used in investing activities	(628)	(111)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	93	8
Intercompany borrowed funds	68	20
Net deposits on deposit-type contracts and other insurance liabilities	8	5

Net cash provided by financing activities	169	33

Net decrease in cash, cash equivalents and short-term investments	(10)	(30)
Cash, cash equivalents and short-term investments, beginning of year	33	63

Cash, cash equivalents and short-term investments, end of year	$23	$33

See notes to statutory basis financial statements.

B-51

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE A—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

GIS is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA, Securities Investor Protection Corporation (“SIPC”) and a registered investment adviser under the Investment Adviser Act of 1940. GIS operates as the distributor and underwriter for GIAC’s variable products. RS Investment Management Co. LLC (“RS Investments”), a subsidiary of GIS, serves as the investment adviser on the RS Mutual Fund Family. GIS serves as a sub-adviser to the fixed income, asset allocation and index funds and is the sole distributor of the RS funds.

The Company, in agreement with Ballie Gifford Overseas Ltd., has an equity ownership interest in Guardian Ballie Gifford Ltd. (“GBG”), a corporation in Scotland. GBG is a registered investment sub-advisor under the Investment Advisor Act of 1940 in both the United Kingdom and the United States. From January 1, 2013 through June 30, 2013, GBG served as the sole investment sub-advisor to RS International VIP Series (formerly RS International Growth VIP Series) and RS International Growth Fund. In addition, GBG also served as the sole investment sub-advisor to RS Emerging Markets VIP Series and RS Emerging Markets Fund from January 1, 2013 through February 28, 2013. These funds are offered in the United States as investment options under certain variable annuity contracts and variable life policies sold by the Company. Effective July 1, 2013, GBG ceased to serve as the sub-advisor to the aforementioned funds. RS Investments commenced managing these funds directly subsequent to the dates noted above.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note I).

NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in

B-52

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2013 and 2012. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority- owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note L.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department of Insurance of the State of Delaware in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $34 million and $23 million at December 31, 2013 and 2012 respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents, are charged directly to unassigned surplus.

B-53

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investments:

See Note C and Note D regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, preferred stocks, and investments in subsidiaries.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value.

Other Assets:

Other assets consist primarily of deferred, uncollected and unpaid premiums, reinsurance recoverables and receivables for service fees.

Receivables from Separate Accounts:

Receivables from separate accounts are primarily separate account allowances (VACARVM) of $209 million and $230 million and fees receivables of $46 million and $38 million as of December 31, 2013 and 2012, respectively.

Other Liabilities:

Other liabilities consist primarily of contingent tax liabilities, reinsurance payables, accrued expenses and commissions payable.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 4.90%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities	1.50% to 3.35%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.00%

B-54

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

In 2013, the Company reduced the valuation rates for issue years 2011 and 2012 to 3.00% for life contingent annuities, which resulted in an increase of $18 million in statutory reserves. In addition, as a result of the change in the reserve methodology from Actuarial Guideline 38 (“AG38”) Section 8D to the Life Actuarial Task Force Statement interpretation of AG38, statutory reserves on Universal Life Secondary Guarantee policies were increased by $7 million. The Company concluded that these changes met the definition of a change in valuation basis under SSAP 51, Life Contracts; consistent with SSAP No. 3, any increase (strengthening) or decrease (destrengthening) in actuarial reserves resulting from such a change in valuation basis shall be recorded directly to surplus rather than as a part of the reserve change recognized in the summary of operations. These amounts were included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in the Capital and Surplus.

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

For guarantees of amounts in the event of death, the net amount at risk (“NAR”) is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance.

The Company also issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate (ranging from 5.00%-7.00% and either compound or simple depending on the rider version).

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted. For the GMWB, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration 10 or later in the form of a payout annuity. For the GMIB, which guarantees a base level of lifetime income at annuitization, the net amount at risk is the value of the lifetime annuity in excess of the current account balance.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB” or “LBR”) contracts guarantee the return of investment on the maturity date. For the GMAB, the net amount at risk is the amount invested in excess of the current account balance.

B-55

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The account value and net amount at risk of the contractholders at December 31, 2013 and 2012, for GMDB, GMWB, GMIB, and GMAB and (in millions, except Average Age) were as follows:

	2013			2012
	Account Value	Net Amount at Risk	Average Age	Account Value	Net Amount at Risk	Average Age
GMDB	$9,578	$56	63	$8,134	$89	63
GMWB	6,366	64	61	5,128	244	61
GMIB*	113	—	61	105	—	60
GMAB	22	—	64	36	—	63

*	In the calculation of the NAR for GMIB, the guaranteed benefit amount is decreased by 35% to reflect lower annuity factors used upon annuitization.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a single path, deterministic projection with stipulated assumptions and the stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2013 and 2012, the Standard Scenario amount was the greater of the two measures and was thus used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2013 and 2012, the Company had $657 million and $632 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $30 million and $33 million as of December 31, 2013 and 2012, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

B-56

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches—a One-Year Term reserve recognizing a 1/3 drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issues group deposit-type contracts funding agreements for qualified retirement plans. The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit-related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers to separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15.00% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note F).

B-57

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies
(See Note G).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2013 and 2012, respectively, the Company had a $0 million and $1 million liability included in “Other liabilities” for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.8 million and $0.4 million as of December 31, 2013 and 2012, respectively.

NOTE C—INVESTMENTS

Bonds and Preferred Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses). Valuation methods for the various types of investments held are as follows:

Bonds—Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at

B-58

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker-dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

Preferred stocks—Preferred stocks are carried at fair value if impaired during the reporting period or carried at the lower of cost or fair value based on the rating assigned by the SVO.

Investments in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and GBG. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The amortized cost basis and estimated fair value of bonds and the cost and estimated fair value of preferred stocks and investments in subsidiaries at December 31, 2013 and 2012 were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2013		Gains	(Losses)
		(In millions)
U.S. Government	$43	$1	$—	$44
Special Revenue	21	—	—	21
States, Territories and Possessions	7	—	—	7
Political Subdivisions	7	—	—	7
Hybrid	2	—	—	2
Industrial and Miscellaneous	2,032	49	(29)	2,052

Total Bonds	$2,112	$50	$(29)	$2,133

Preferred Stocks—Perpetual	$4	$—	$(1)	$3

Investment in Subsidiaries	$70	$—	$(54)	$16

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2012		Gains	(Losses)
		(In millions)
U.S. Government	$16	$1	$—	$17
Special Revenue	18	1	—	19
States, Territories and Possessions	12	—	—	12
Political Subdivisions	11	1	—	12
Hybrid	2	—	—	2
Industrial and Miscellaneous	1,672	95	(3)	1,764

Total Bonds	$1,731	$98	$(3)	$1,826

Preferred Stocks—Perpetual	$4	$—	$(1)	$3

Investment in Subsidiaries	$62	$4	$(46)	$20

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2013, approximately 2.0% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1.4% of the portfolio at December 31, 2013.

B-59

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2013
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$221	$224
Due after one year through five years	990	1,010
Due after five years through ten years	450	452
Due after ten years	358	354
Sinking fund bonds, mortgage-backed securities and asset-backed securities	93	93

Total	$2,112	$2,133

The net change in unrealized capital losses included in surplus for the years ended December 31, 2013 and 2012 are summarized as follows:

	2013	2012
	(In millions)
Changes in net unrealized capital losses attributable to:
Investments in subsidiaries	$(12)	$(6)
Derivatives	(6)	(13)
Tax effect on unrealized capital losses	(1)	—

Total change in net unrealized capital losses, net of tax	$(19)	$(19)

Proceeds from sales of investments in bonds amounted to $80 million and $105 million in 2013 and 2012, respectively. Gross gains of $0.4 million and $2 million and gross losses of $1.8 million and $0.3 million were realized on sales of bonds in 2013 and 2012, respectively.

Proceeds from sales of investments in common stocks amounted to $0.1 million and gross gains of $0.0 million and gross losses of $0.0 million in 2013. There were no sales of investments in common stocks in 2012.

There were no sales of investments in preferred stocks in 2013 or 2012.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2013	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$34	$—	$—	$—	$34	$—
Special Revenue	7	—	—	—	7	—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	876	(25)	28	(4)	904	(29)

Total Bonds	919	(25)	28	(4)	947	(29)
Preferred Stocks—Perpetual	—	—	3	(1)	3	(1)

Total Temporarily Impaired Securities	$919	$(25)	$31	$(5)	$950	$(30)

B-60

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2012	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$2	$—	$—	$—	$2	$—
Special Revenue	2	—	—	—	2	—
Industrial and Miscellaneous	153	(2)	3	(1)	156	(3)

Total Bonds	157	(2)	3	(1)	160	(3)
Preferred Stocks—Perpetual	—	—	3	(1)	3	(1)

Total Temporarily Impaired Securities	$157	$(2)	$6	$(2)	$163	$(4)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were thirty-two securities in an unrealized loss position for greater than 12 months with a book value of $36 million and a fair value of $31 million as of December 31, 2013. There were six securities in an unrealized loss position for greater than 12 months with a book value of $8 million and a fair value of $6 million as of December 31, 2012.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2013 and December 31, 2012, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2013 or 2012.

The Company’s investments in mortgage loans on real estate consist principally of loans on commercial and cooperative residential real estate properties. The largest concentrations of commercial real estate mortgage loans are for properties located in California and New York ($26 million or 61.07% and $5 million or 11.76%) at December 31, 2013. The largest concentrations of commercial real estate mortgage loans are for properties located in Texas ($2 million or 100.00%) at December 31, 2012. The Company estimates the fair value of mortgage loans on real estate to be $41 million and $2 million at December 31, 2013 and December 31, 2012, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.31% and 5.00% originated during 2013. The maximum percentage of any single mortgage loan to the value of the security originated in 2013 was 60.48%.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgages with interest more than 180 days past due at December 31, 2013 and December 31, 2012.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

There were no restructured mortgage loans as of December 31, 2013 or December 31, 2012.

B-61

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table set forth the credit quality indicators as of December 31, 2013 and December 31, 2012, based upon the recorded investment gross of allowance for credit losses.

	Debt Service Coverage Ratio—December 31, 2013
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
	(In millions)
Loan-to-Value Ratio
0% - 49.99%	$17	$—	$—	$5	$—	$—	$22
50% - 59.99%	10	—	3	—	—	—	13
60% - 69.99%	—	3	5	—	—	—	8
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total Industrial	$27	$3	$8	$5	$—	$—	$43

Debt Service Coverage Ratio—December 31, 2012*
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
(In millions)
Loan-to-Value Ratio
0% - 49.99%	$2	$—	$—	$—	$—	$—	$2
50% - 59.99%	—	—	—	—	—	—	—
60% - 69.99%	—	—	—	—	—	—	—
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total Industrial	$2	$—	$—	$—	$—	$—	$2

*	Effective 2012

Investment in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and GBG (See Note C). Selected financial information for PAS, the Company’s significant subsidiary at December 31, 2013 and 2012 are highlighted below:

	2013	2012
	(In millions)
Total assets	$40	$34
Total liabilities	24	18
Net loss	$(8)	$(7)

There were no dividends received from PAS in 2013 or 2012.

B-62

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2013	2012
	(In millions)
Bonds	$70	$75
Subsidiaries	5	5
Mortgage loans	1	—
Policy loans	7	7

Total gross investment income	83	87
Less: investment expenses	(4)	(4)

Net investment income	$79	$83

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2013	2012
	(In millions)
Bonds	$1	$3
Derivatives and other	(174)	(86)

Total net realized capital losses	(173)	(83)
Transfer to IMR	(1)	(2)
Capital gain federal income tax expense	—	1

Net realized capital losses, net of tax and transfers to IMR	$(174)	$(86)

There were impairment losses of $0 million and $40 thousand for 2013 and 2012, respectively.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product. Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirement, as open positions are typically closed out prior to the delivery date of the contract. These contracts have a notional amount of $0.4 million and $2 million as of December 31, 2013 and 2012, respectively. There is no carrying amounts of these contracts as of these dates as the contracts are settled daily through a margin account as stated above.

Restricted Assets and Special Deposits:

Assets of $4 million at December 31, 2013 and 2012, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2013. Assets of $10 million are included in the Statutory Basis Balance Sheets as “Cash, cash equivalents and short-term investments” as of December 31, 2012 and are subject to repurchase. The repurchase agreements had interest rates of 0.13% as of December 31, 2012 and matured on January 8, 2013. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as

B-63

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

collateral, calculated on a daily basis, in the form of either cash or securities. The collateral consists of two Federal Home Loan Bank Securities each with a par value of $5 million, a fair value (with accrued interest) of $5 million, and a coupon rate of 3.75% maturing January 29, 2014.

Information About Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk:

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. Because exchange-traded futures are processed through a regulated exchange and positions are marked to market and settle on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company is required to establish collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently uses U.S. Treasury bonds to satisfy this collateral requirement.

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. The Company’s financial instruments with off-balance sheet risk as of December 31, 2013 and 2012 were $21 million and $41 million, respectively.

NOTE D—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are unadjusted quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include preferred stocks and certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

B-64

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by RS Investments Management Co., an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2013 and 2012, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets and liabilities carried at fair value by their fair value hierarchy levels at December 31, 2013 and 2012:

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$10,816	$1,345	$—	$12,161	$12,161

Total Assets at Fair Value	$10,816	$1,345	$—	$12,161	$12,161

There were no transfers into or out of Level 1 and 2 during 2013.

December 31, 2012	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$9,064	$1,036	$—	$10,100	$10,100

Total Assets at Fair Value	$9,064	$1,036	$—	$10,100	$10,100

There were no transfers into or out of Level 1 and 2 during 2012.

NOTE E—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note G). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2013 and 2012 were as follows:

2013
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	4	4
Group life renewal	—	—

2012
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	4	4
Group life renewal	—	—

B-65

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE F—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America, and

•	First Commonwealth, Inc., and its subsidiaries

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

An estimate of the amount of any increase in the Company’s Federal or foreign income tax loss contingencies during the twelve month period ending December 31, 2014 cannot be made.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2013
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$59	$3	$62
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	59	3	62
Deferred Tax Assets Nonadmitted	30	2	32

Subtotal Net Admitted Deferred Tax Asset	29	1	30
Deferred Tax Liabilities (DTLs)	14	—	14

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$15	$1	$16

B-66

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2012
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$48	$6	$54
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	48	6	54
Deferred Tax Assets Nonadmitted	17	6	23

Subtotal Net Admitted Deferred Tax Asset	31	—	31
Deferred Tax Liabilities	17	—	17

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$14	$—	$14

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$11	$(3)	$8
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	11	(3)	8
Deferred Tax Assets Nonadmitted	13	(4)	9

Subtotal Net Admitted Deferred Tax Asset	(2)	1	(1)
Deferred Tax Liabilities	(3)	—	(3)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$1	$1	$2

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

During 2013, the Company corrected an error in the accounting for deferred income taxes. In connection with this, an adjustment was recorded to decrease the gross deferred tax asset by $6 million. In addition, a corresponding adjustment of $6 million was recorded to decrease the non admitted deferred tax asset resulting in no net impact to the net admitted deferred tax asset or surplus.

Admission calculation components SSAP No. 101 (Paragraph 11)

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principles No. 101—Income Taxes, A Replacement of SSAP No. 10R and SSAP No.10 (“SSAP 101”). SSAP 101 includes a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2012 and exceeded this minimum during 2013. The adoption of SSAP 101 did not have an impact on the company’s statutory statement for the year ended December 31, 2013.

B-67

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2013
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$1	$1	$2
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	14	—	14
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	14	—	14
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	25	—	25
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	14	—	14

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$29	$1	$30

	December 31, 2012
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$2	$—	$2
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	12	—	12
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	12	—	12
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	30	—	30
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	17	—	17

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$31	$—	$31

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$(1)	$1	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	2	—	2
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	2	—	2
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	(5)		(5)
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(3)	—	(3)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(2)	$1	$(1)

B-68

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description (In millions, except percentages)	2013	2012
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	740%	734%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$180	$215

Impact of Tax Planning Strategies

Description (In millions, except percentages)	December 31, 2013
	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	59	3
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	23%	0%
(3) Net Admitted Adjusted Gross DTAs	29	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	89%	0%

	December 31, 2012
	Ordinary	Capital
(1) Adjusted Gross DTAs	48	6
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	23%	0%
(3) Net Admitted Adjusted Gross DTAs	31	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	88%	0%

	Change
	Ordinary		Capital
(1) Adjusted Gross DTAs	11		(3)
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	(0%	)	0%
(3) Net Admitted Adjusted Gross DTAs	(2)		1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	1%		0%

All DTL were recognized as of December 31, 2013 and 2012.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2013 and 2012:

Description	2013	2012
	(In millions)
Federal income tax expense on operating income	$(58)	$(23)
Prior year overaccrual	(2)	(2)
Contingent tax	2	(4)

Current federal operations income tax benefit	(58)	(29)
Current capital gain federal income tax expense	—	1

Total current federal income tax benefits	$(58)	$(28)

B-69

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 were as follows:

	2013	2012	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$35	$28	$7
Policy acquisition costs	24	20	4
AG 38 Reserve	—	—	—
Capital loss related to RIC liquidation	—	—	—

Gross ordinary DTAs—(admitted and nonadmitted)	$59	$48	$11

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	30	17	13

Admitted ordinary DTAs	$29	$31	$(2)

Capital:
Impaired securities	$3	$1	$2
Unrealized loss on investments	—	4	(4)
Other—Capital Loss related to 2012 RIC liquidation	—	1	(1)

Gross capital DTAs—(admitted and nonadmitted)	$3	$6	$(3)

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	2	6	(4)

Admitted capital DTAs	1	—	1

Total admitted DTAs	$30	$31	$(1)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$2	$2	$—
Reserves	12	15	(3)

Total Ordinary DTLs	$14	$17	$(3)

Capital:

Total DTL	$14	$17	$(3)

Net admitted DTAs/(DTLs)	$16	$14	$2

The change in net deferred Federal income taxes is comprised of the following:

	2013	2012	Change
	(In millions)
Adjusted gross deferred tax assets	$62	$54	$8
Total Deferred Tax Liabilities	14	17	(3)

Net deferred tax assets (liabilities)	$48	$37	11

Tax effect of unrealized capital losses			1

Change in net deferred federal income tax benefit			$12

B-70

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Contingent Tax Liabilities:

As of December 31, 2013, the Company had $3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ending December 31, 2013 and 2012, the Company recognized approximately $2 and $0 million in interest and penalties, respectively. The Company has approximately $3 and $1 million accrued for payment of interest and penalties at years 2013 and 2012, respectively.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The IRS is currently reviewing the Company’s U.S. income tax returns for the tax years 2009 through 2011.

Changes in the amount of contingent tax liabilities for the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
	(In millions)
Beginning Balance	$—	$4
Additions for tax positions of the current year	—	—
Reductions for tax positions of prior years for:
Lapses of applicable statute limitations	—	(4)
Settlements during the period	—	—

Ending Balance	$—	$—

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2013	Effective Tax Rate*
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$12	35%
Net realized capital gains (losses) @ 35%	(61)	35%

Provision calculated at statutory rate	$(49)	35%
Dividends received deduction and other	(12)	8%
AG 38 reserves	(9)	7%
Section 78 Gross up	1	0%
DIT correction of error	1	(1%	)

Subtotal	(69)	49%
Contingent taxes	2	(1%	)
Return to provision	(2)	1%
Foreign tax credit	(1)	1%

Total	$(70)	50%

Total current federal income tax benefit	$(58)	41%
Change in net deferred federal income taxes benefit	(12)	9%

Total statutory income tax benefit	$(70)	50%

*	Percentages are based on whole dollars not on rounded millions as shown

B-71

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Operating Loss and Tax Credit Carryforwards:

At December 31, 2013 and 2012, the Company did not have any unused operating loss carryforwards to offset against future taxable income.

At December 31, 2013, the Company had $1 million in unused net capital loss carryforwards which will expire in 2014.

At December 31, 2013 and 2012, the Company did not have any unused tax credit.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2013	$—	$—	$—
2012	—	1	1
2011	—	1	1

Total	$—	$2	$2

NOTE G—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves ceded to the reinsured business and corresponding assets held by the Company amounted to $431 million and $379 million at December 31, 2013 and 2012, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2013			2012
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
	(In millions)
Premiums and annuity considerations	$(40)	$(8)	$(48)	$(47)	$(8)	$(55)
Commissions and other expenses	7	—	7	8	—	8
Reserve adjustments on reinsurance ceded and other income	(24)	—	(24)	(32)	—	(32)

Total Revenues	(57)	(8)	(65)	(71)	(8)	(79)

Policyholder and contract benefits	(51)	—	(51)	(71)	—	(71)
(Increase) decrease in aggregate reserves	(25)	11	(14)	(9)	18	9

Total expenses	(76)	11	(65)	(80)	18	(62)

Net gain (loss) on operations from reinsurance ceded	$19	$(19)	$—	$9	$(26)	$(17)

B-72

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE H—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $137 million and $134 million in 2013 and 2012, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $15 million and $12 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2013 and 2012, respectively.

Investments:

At December 31, 2013 and 2012, respectively, approximately 25% and 28% of the Company’s separate account assets are invested in affiliated mutual funds that are advised by RS Investments and sub-advised by GIS (see Note A). Each of these funds has an investment advisory agreement with RS Investments. Separate account assets under management invested in affiliated mutual funds amounted to $3,066 million and $2,829 million as of December 31, 2013 and 2012, respectively.

Capital:

On February 26, 2013, The Guardian’s Board of Directors granted authority to contribute up to $125 million of capital to GIAC, over the next 3 years, to fund the continued growth in the variable annuity and fixed annuity platforms, as well as continued investments in the 401k platform. During 2013, the Company received a total of $85 million from the Guardian as an additional paid-in and contributed surplus, $50 million was a non-cash settlement to reduce the outstanding borrowed money (intercompany line of credit) and $35 million cash was used to rebalance fixed product portfolios, which are reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

The Company also received an $8 million fund from the Guardian as an additional paid-in and contributed surplus, which was transferred to PAS as a capital contribution.

Administrative Services Agreement:

The Company has an administrative services agreement with GIS and RS that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts. For the years ended December 31, 2013 and 2012, such fee income amounted to $4 million, respectively which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2013 and 2012, respectively.

Reimbursement Agreement:

The Company has a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”) (See Note A). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement will be calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such dividend or dividends. For the years ended December 31, 2013 and 2012, the dividends received by the Company from GBG amounted to $5 million, respectively, which are included in “Net investment income” of which the Company reimbursed GIS $5 million and $4 million, respectively, which are included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

B-73

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Line of Credit:

Effective September 1, 2012, the Company (Borrower) entered into a revolving line of credit agreement with The Guardian (Lender) for $100 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At December 31, 2013 and 2012, the amount of drawings on the line of credit amounted to $88 million and $20 million, respectively, are included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $0.7 million and $0.06 million and $0.2 million and $0.03 million in 2013 and 2012, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $41 thousand and $4 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2013 and 2012, respectively.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note A). For the years ended December 31, 2013 and 2012, the Company paid commissions to PAS which amounted to $53 million and $55 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations. The payable for such expenses were $0.2 million at December 31, 2013 and 2012, respectively, and is included in “Other liabilities” in the Statutory Basis Balance Sheet.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2013, no intercompany receivable due to the Company is over 90 days past due.

NOTE I—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2013 and 2012, the Company’s separate accounts statement included legally insulated assets of $12,161 million and $10,100 million, respectively, of which $2 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts comprise of mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2013 and 2012. Fees and expenses due to the Company’s general account were $255 million and $268 million as of December 31, 2013 and 2012, respectively.

B-74

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account.

As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for separate accounts liabilities of $120 million and $333 million, respectively (See “NAR” in Note B). To compensate the general account for the risk taken, the separate accounts have paid risk charges of $215 million and $179 million for the years ended December 31, 2013 and 2012, respectively.

The general account of the Company had paid $0.13 million and $0.23 million towards separate accounts guarantees for the years ended December 31, 2013 and 2012, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2013 and 2012 were as follows:

December 31, 2013	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,243	$1,243

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$11,885	$11,885
Market value/not subject to discretionary withdrawals	—	19	19

Total reserves for separate accounts	—	11,904	11,904

Charges for investment management administration and contract guarantees	—	46	46
Accrued expense allowances	—	209	209

Separate accounts liabilities	$—	$12,159	$12,159

December 31, 2012	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,833	$1,833

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,814	$9,814
Market value/not subject to discretionary withdrawals	—	16	16

Total reserves for separate accounts	—	9,830	9,830

Charges for investment management administration and contract guarantees	—	38	38
Accrued expense allowances	—	230	230

Separate accounts liabilities	$—	$10,098	$10,098

B-75

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2013	2012
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,243	1,833
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,416)	(1,182)

Net transfers (from) to separate accounts	(173)	651

Reconciling Adjustments:
Mortality and expense guarantees—variable	136	115
Administrative fees—variable annuity	77	59
Cost of insurance	18	19

Total adjustments	231	193

Net transfers to separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$58	$844

NOTE J—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2013 and 2012 were as follows:

December 31, 2013	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$86	$—	$—	$86	1%
At book value less current surrender charge of 5% or more	52	—	—	52	0%
At fair value	—	8,702	2,647	11,349	85%

Total with adjustment or at market value	138	8,702	2,647	11,487	86%
At book value without adjustment (minimal or no charge or adjustment)	1,140	—	—	1,140	8%
Not subjected to discretionary withdrawal	777	19	—	796	6%

Total (gross)	2,055	8,721	2,647	13,423	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,055	$8,721	$2,647	$13,423	100%

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2012	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$80	$—	$—	$80	1%
At book value less current surrender charge of 5% or more	111	—	—	111	1%
At fair value	—	7,235	2,118	9,353	84%

Total with adjustment or at market value	191	7,235	2,118	9,544	86%
At book value without adjustment (minimal or no charge or adjustment)	1,114	—	—	1,114	10%
Not subjected to discretionary withdrawal	397	16	—	413	4%

Total (gross)	1,702	7,251	2,118	11,071	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$1,702	$7,251	$2,118	$11,071	100%

NOTE K—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

NOTE L—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31 2013, the maximum amount of dividends the Company could pay The Guardian in 2014 without prior approval from the state insurance regulatory authorities was $33 million.

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net gain (loss):

	2013	2012
	(In millions)
Statutory net loss	$(83)	$(29)
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	(8)	(7)
Change in deferred policy acquisition costs	(42)	108
Future policy benefits	259	(100)
Reinsurance	(5)	(8)
Deferred federal income tax (expense) benefit	(69)	12
Transfer to interest maintenance reserve	1	2
Amortization of interest maintenance reserve	(2)	(2)

Consolidated GAAP net gain (loss)	$51	$(24)

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2013	2012
	(In millions)
Statutory capital and surplus	$181	$215
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	441	464
Elimination of asset valuation reserve	15	14
Future policy benefits	158	(127)
Establishment of additional deferred federal income taxes	(82)	(27)
Unrealized gains on investments	19	94
Separate account allowances	(209)	(230)
Other liabilities	(69)	(65)

Consolidated GAAP stockholder’s equity	$454	$338

NOTE M—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to March 7, 2014 the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2013.

B-78

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2013

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2013	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$467,712
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	69,152,998
Bonds of affiliates	—
Preferred stocks (unaffiliated)	209,160
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	5,423,280
Mortgage loans	648,841
Real estate	—
Contract loans	6,856,501
Cash, cash equivalents and short-term investments	46,485
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	900

Total gross investment income	$82,805,877

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	42,520,504

Total mortgage loans	$42,520,504

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	16,427,242	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value	—	Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	381,048

B-79

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2013

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2013	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$245,616,599
Over 1 year through 5 years	1,046,637,804
Over 5 years through 10 years	461,129,886
Over 10 years through 20 years	104,451,476
Over 20 years	272,702,410

Total by Maturity	$2,130,538,175

Bonds by Class—Statement Value
Class 1	$1,274,014,103
Class 2	824,487,879
Class 3	22,707,853
Class 4	7,573,478
Class 5	1,754,712
Class 6	150

Total by Class	$2,130,538,175

Total Bonds Publicly Traded	1,837,819,697
Total Bonds Privately Placed	292,718,478
Preferred Stocks—Fair Value	2,500,000	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	381,048	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	16,808,480	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	(438,092,568)	Schedule DB, Part B, Sec. 1
Cash on Deposit	4,183,253	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	758,349,000
Credit Life	—
Group Life	27,835,000

Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	23,441,000	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	1,108,056,000
Credit Life	—
Group Life	263,300,000

B-80

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2013

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2013	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	72,659,445
Deferred—Fully Paid Account Balance	—
Deferred—Fully Paid—Account Balance	9,365,570,170

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & Hand Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	2,088,821,386

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	706,894,504
Dividend Accumulations—Account Balance	—

B-81

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2013

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement.

$2,369,061,965

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Park Avenue Securities	Other Invested Asset	$16,427,242	0.7%
b.	Comcast Corp.	Bonds	$15,847,630	0.7%
c.	JP Morgan Chase & Co.	Bonds	$15,106,746	0.6%
d.	AT&T Inc.	Bonds	$14,939,045	0.6%
e.	Home Depot Inc.	Bonds	$14,887,324	0.6%
f.	General Electric Co.	Bonds	$14,446,704	0.6%
g.	Medtronic Inc.	Bonds	$14,378,219	0.6%
h.	Wells Fargo & Company	Bonds	$14,306,351	0.6%
i.	Goldman Sachs Group Inc.	Bonds	$14,250,151	0.6%
j.	Baxter International Inc.	Bonds	$14,170,471	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,274,014,103	53.8%	P/RP-1	$—	0.0%
NAIC-2	$824,487,879	34.8%	P/RP-2	$—	0.0%
NAIC-3	$22,707,853	1.0%	P/RP-3	$4,000,000	0.2%
NAIC-4	$7,573,478	0.3%	P/RP-4	$—	0.0%
NAIC-5	$1,754,712	0.1%	P/RP-5	$—	0.0%
NAIC-6	$150	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$283,715,306	12.0%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$271,933,479	11.5%
Countries rated NAIC-2	$11,781,827	0.5%
Countries rated NAIC-3 or below	$—	0.0%

B-82

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2013

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$108,931,932	4.6%
Country: Australia	$39,163,931	1.7%
Countries rated NAIC-2:
Country: Ireland	$5,000,000	0.2%
Country: Mexico	$3,958,298	0.2%
Countries rated NAIC-3 or below

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	BP Capital Markets PLC	1FE	$13,181,075	0.6%
2.	Astrazeneca PLC	1FE	$12,876,944	0.5%
3.	Vodafone Group PLC	1FE	$11,855,483	0.5%
4.	Electricite De France	1FE	$9,990,174	0.4%
5.	BHP Billiton Fin USA Ltd.	1FE	$9,138,439	0.4%
6.	Credit Suisse New York	1FE/2FE	$8,156,987	0.3%
7.	Coviden Intl Finance SA	1FE	$8,048,288	0.3%
8.	Shell International Fin	1FE	$7,504,776	0.3%
9.	Woodside Finance Ltd.	2FE	$6,997,374	0.3%
10.	Rio Tinto Fin USA	1FE	$6,917,023	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?

Yes {  }    No  {X}

Total admitted assets held in Canada investments.	$60,957,742	2.6%

B-83

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2013

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

17.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$5,000,000	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

B-84

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2013

20.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

21.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$20,984,050	0.9%	$27,085,300	$28,998,400	$23,846,375
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-85

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2013

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$43,113,257	1.86%	$43,113,257	1.86%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	7,108,924	0.31%	7,108,924	0.31%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	7,030,258	0.30%	7,030,258	0.30%
Revenue and assessment obligations	21,009,355	0.91%	21,009,355	0.91%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	15,022	0.00%	15,022	0.00%
Issued or guaranteed by FNMA and FHLMC	203,872	0.01%	203,872	0.01%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	2,101	0.00%	2,101	0.00%
All other	68,988,398	2.98%	68,988,398	2.98%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	1,619,835,623	70.01%	1,619,835,623	70.01%
Unaffiliated non-U.S. securities (including Canada)	344,673,048	14.90%	344,673,048	14.90%
Affiliated securities	—	0.00%	—	0.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-86

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2013

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	4,000,000	0.17%	4,000,000	0.17%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity securities:
Affiliated	381,048	0.02%	381,048	0.02%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	42,520,504	1.84%	42,520,504	1.84%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	115,678,647	5.00%	115,678,647	5.00%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	—	0.00%	—	0.00%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	22,741,571	0.98%	22,741,571	0.98%
Other Invested Assets	16,427,242	0.71%	16,427,242	0.71%

Total Invested Assets	$2,313,728,870	100.00%	$2,313,728,870	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-87

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of Guardian Insurance & Annuity Company, Inc. (a wholly-owned subsidiary of the Guardian Life Insurance Company of America), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2013 and 2012, and the related statutory statements of income and changes in surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note B and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note B.

B-88

Opinion on Supplemental Schedules

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Schedule I—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule of the Company (collectively “the supplemental schedules”) as of December 31, 2013 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2013 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 7, 2014

B-89

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements are included in Part B:

(1)	The Guardian Separate Account D:

Statement of Assets and Liabilities as of December 31, 2013

Statement of Operations for the Year Ended December 31, 2013

Statements of Changes in Net Assets for the Two Years Ended December 31, 2013 and 2012

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2013 and 2012

Statutory Basis Statements of Operations for the Years Ended December 31, 2013 and 2012

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2013 and 2012

Statutory Basis Statements of Cash Flow for the Years Ended December 31, 2013 and 2012

Notes to Statutory Basis Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account D (1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as amended (1)

(b) Form of Broker-Dealer Supervisory and Service Agreement (1)

4	Specimen of Variable Annuity Contract (1)

5	Form of Application for Variable Annuity Contract (1)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended (1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc. (1)

7	Automatic Indemnity Reinsurance Agreement between The Guardian Insurance & Annuity Company, Inc. and The Guardian Life Insurance Company of America, as amended (1)

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (1)

9	Opinion and Consent of Counsel (1)

10	Consent of PricewaterhouseCoopers LLP (2)

11	Not Applicable

12	Not Applicable

13	(a) Power of Attorney executed by Michael B. Cefole (2)

(b) Power of Attorney executed by Marc Costantini (2)

(c) Power of Attorney executed by Donald P. Sullivan, Jr. (2)

(d) Power of Attorney executed by Michael Slipowitz (2)

1.	Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 24, 1998.
2.	Filed Herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 8, 2014.

POSITION with GIAC	Name
Director & President	Michael B. Cefole
Director	Marc Costantini
Director	Donald P. Sullivan, Jr.
Director, Senior Vice President & Corporate Chief Actuary	Michael Slipowitz
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Executive Vice President, General Counsel & Associate Corporate Secretary	Tracy L. Rich
Senior Vice President & Corporate Secretary	Margherita L. DiManni
Senior Vice President, Counsel & Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Financial Officer	Gordon Bailey
Senior Managing Director, Fixed Income Investments	Leslie A. Barbi
Managing Director	John Blaney
Managing Director	Kevin Booth
Vice President, Corporate Tax	Bruce P. Chapin
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Thomas M. Donohue
Senior Vice President, Product Management	Douglas Dubitsky
Vice President, Retirement Services & Operations	Kimberly A. Flemm
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director	Alexander M. Grant, Jr.
Managing Director	Marc J. Gross
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director	David J. Marmon
Managing Director	Robert A. Reale
Managing Director, Head of Real Estate	Robert T. O’Rourke
Vice President & Chief Actuary, Retirement Solutions	Elizabeth Rogalin
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Second Vice President & Controller	Patrick Cleary
Second Vice President & NRO Controller, Individual Life Finance	Paul Iannelli
Second Vice President, Retirement Services	Travis Ovitt
Senior Director	Demetrios Tsaparas
Second Vice President & Chief Compliance Officer	Linda Senker
Senior Director, Private Placements	Edward J. Brennan
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima
Senior Director, Private Placements	Gwendolyn Foster
Senior Director, Fixed Income Trading	John Gargana
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Private Placements	Barry J. Scheinholtz
Assistant Vice President, Annuity Sales Support	Robert Chamerda
Assistant Vice President & Actuary	Mordechai Shapiro
Assistant Controller	James Nemeth
Associate Actuary	Mariana Slepovitch
Director, Assistant Corporate Secretary & Secretary Pro Tem	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, Variable Contracts Administration	Michael A. Brandle
Director, GIAC Compliance & Licensing	Tricia P. Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2013. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Park Avenue Securities LLC	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	89.66%
RS Investments (Hong Kong) Limited	Hong Kong	100% (indirectly owned)
RS Investments (UK) Limited	England	100% (indirectly owned)
RS Funds Distributor LLC	Delaware	100% (indirectly owned)
RS Investment Management (Singapore) Pte Ltd.	Singapore	100% (indirectly owned)
RS Fund General Partner, LLC	Delaware	100% (indirectly owned)
RS Investment Management, LP	California	99.9% (indirectly owned)
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Berkshire Life Insurance Company of America	Massachusetts	100%
Berkshire Acquisition LLC	Delaware	100%
Berkshire Acquisition II, LLC	Delaware	100%
First Commonwealth, Inc.	Delaware	100%
Managed DentalGuard, Inc.	Ohio	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
Reed Group, Ltd.	Colorado	100%
eMoney Advisor Holdings, LLC	Delaware	65%
eMoney Advisor, LLC	Delaware	65% (indirectly owned)
Managed Dental Care	California	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Guardian Distributors, LLC	Delaware	100%
Innovative Underwriters, Inc.	New Jersey	100%
RS High Yield Bond VIP Series	Massachusetts	18.99%
RS Global Growth Fund	Massachusetts	89.70%
RS High Yield Fund	Massachusetts	44.55%
RS Strategic Income Fund	Massachusetts	52.58%
RS Greater China Fund	Massachusetts	92.33%
RS Investors Fund	Massachusetts	45.65%
Guardian Shores, LLC	Delaware	100%
Shores, LLC	Delaware	50%
Guardian LCP Commercial I LLC	Delaware	100%
LEI LCP-GL Commercial, LLC	Delaware	75%
Hanover Acquisition LLC	Delaware	100%
Guardian Bentley LLC	Delaware	100%
Guardian Ledges LLC	Delaware	100%
Guardian Quincy LLC	Delaware	100%
Hanover Acquisition 5 LLC	Delaware	100%
Spencer Airport Center LLC	Delaware	100%
Hanover Acquisition II LLC	Delaware	100%
Guardian Cliffside LLC	Delaware	60%
Guardian Juanita Village, LLC	Delaware	100%
Hanover Acquisition 3 LLC	Delaware	100%
Hanover Acquisition IV LLC	Delaware	100%
Guardian Wakefield LLC	Delaware	100%
Guardian Eldorado, LLC	Delaware	75%
Arrow Center LLC	Delaware	71%
Guardian Tyron Village LLC	Delaware	100%
Guardian Park Place LLC	Delaware	100%
Spencer Airport Center Phase III, LLC	Delaware	100%
Spencer Airport Center Phase IV, LLC	Delaware	100%
Guardian Piazza D’Oro	Delaware	100%
Guardian CapCo, LLC	Delaware	100%
901 Hawthorne/250 Spring Lake, LLC	Delaware	60%
360 S. Acacia Partnership	New York	53%
Airside Business Park LP	Pennsylvania	25%
B.A. Ventures, LLC	New York	50%
Broadway Denver LLC	Delaware	60%
G-M Joint Venture	Tennessee	90%
GH Scottsdale I LLC	Delaware	50%
GH Warner LLC	Delaware	50%
Golden State II	California	50%
Lowe Capital Partners, LLC	Delaware	80%
Guardian KW/Santa Maria Land Partners, LLC	Delaware	60%
Guardian /KW Hayward Member, LLC	Delaware	60%
Guardian Forest Creek LLC	Delaware	90%
Guardian Park Potomac LLC	Delaware	100%
Guardian Santa Fe Partnership	Colorado	75%
Guardian Timber Ridge LLC	Delaware	90%
Space Center Apartments, LLC	Delaware	50%
TruAmerica Muiltifamily LLC	Delaware	80%
TruAmerica Properties LLC	Delaware	80%
Hanover Acquisition VI, LLC	Delaware	100%
Guardian Blossom Hill, LLC	Delaware	100%
Guardian/KW Blossom Hill, LLC	Delaware	85%
Guardian/Abbey, LLC	Delaware	72%
400 Columbus Avenue LLC	New York	100%
Guardian LEIM, LLC	Delaware	100%
Lowe Enterprises Investment Management, LLC	Delaware	50%
Guardian Hilltop LLC	Delaware	100%
Guardian/KW Hilltop, LLC	Delaware	50%
Guardian Mercury, LLC	Delaware	100%
The Mercury Homes, LLC	Delaware	27%
Guardian/Mile High, LLC	Delaware	100%
Guardian/DCC, LLC	Delaware	90%
Guardian LCP Hospitality I LLC	Delaware	100%
LEI LCP-GL, LLC	Delaware	75%
Guardian LCP Hospitality Finance LLC	Delaware	100%
LEI LCP-GL II, LLC	Delaware	73%
GR Lenexa, LLC*	Delaware	50%
Guardian/ KW NOHO Manager, LLC*	Delaware	50%
Hanover Goodyear LLC*	Delaware	100%
Guardian Wheaton Station, LLC*	Delaware	100%
Guardian LIHTC 1 LLC*	Delaware	100%
Guardian/Edgewater, LLC*	Delaware	95%
Guardian Edgewater Terrace, LLC*	Delaware	100%
Guardian Edgewater Village, LLC*	Delaware	100%

*	Inactive

The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of December 31, 2013:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
RS Variable Products Trust	Massachusetts	100%

Item 27.	Number of Contract owners

Type of Contract	As of March 31, 2014
Individual (Non-Qualified)	6,117
Individual (Qualified)	10,522

Total	16,639

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable annuity contracts and it is also the principal underwriter of shares of the RS Variable Products Trust. The aforementioned variable products trust is registered with the SEC as a series of open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of managers and principal officers of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004. List is effective as of April 8, 2014.

POSITION with GIS	NAME
Manager & President	Michael B. Cefole
Manager	Michael Ferik
Manager	Caitlin Pincus
Executive Vice President, General Counsel & Associate Corporate Secretary	Tracy L. Rich
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Senior Vice President & Corporate Secretary	Margherita L. DiManni
Senior Vice President & National Sales Manager of Mutual Funds	Philip Eichinger
Senior Vice President, Counsel & Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President	Donald P. Sullivan, Jr.
Senior Vice President, Chief Financial Officer	John H. Walter
Senior Managing Director	Leslie A. Barbi
Managing Director & Chief Compliance Officer, Investments	Michael J. Bessel
Managing Director	Kevin Booth
Vice President	Robert S. Chamerda
Vice President, Corporate Tax	Bruce P. Chapin
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Thomas M. Donohue
Senior Vice President	Douglas B. Dubitsky
Vice President	Nahulan Ethirveerasingam
Managing Director	Atanas H. Goranov
Managing Director	Alexander M. Grant, Jr.
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director	Marc J. Gross
Managing Director	Brian E. Keating
Vice President, National Sales Manager	Colin Lake
Vice President, National Sales Manager	James Lake
Managing Director	David J. Marmon
Managing Director	John B. Murphy
Managing Director	Robert A. Reale
Vice President & Chief Compliance Officer, Broker Dealer	Linda Senker
Vice President, Risk Products Distribution	Kurt J. Shallow
Vice President, Treasurer	Walter R. Skinner
Vice President, Investment Research Group	James Tracy
Vice President, National Accounts	Robert J. Varga
Second Vice President & Assistant Controller	Paul Iannelli
Second Vice President, Retirement Services	Travis Ovitt
Managing Director	John Blaney
Senior Director	John Gargana
Senior Director	Demetrios Tsaparas
Anti-Money Laundering Officer	Charles Barresi, Jr.
Director Assistant Corporate Secretary & Secretary Pro Tem	Sonya L. Crosswell
Director, GIS Investment Adviser Compliance	Eileen M. Doncsecz
Director, Broker Dealer Compliance	Joseph M. Dougherty
Director	James Driscoll
Director	Andrew Gunning
Director	Martin Vernon

(c) GIS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated there under are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

None.

Item 32.	Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account D, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the day of April 30, 2014.

The Guardian Separate Account D
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ MICHAEL B. CEFOLE* Michael B. Cefole (Principal Executive Officer)	President and Director

/s/ GORDON BAILEY Gordon Bailey (Principal Financial Officer)	Vice President & Chief Financial Officer

/s/ MARC COSTANTINI*	Director
Marc Costantini

/s/ MICHAEL SLIPOWITZ* Michael slipowitz	Director & Senior Vice President & Corporate Chief Actuary

/s/ DONALD P.SULLIVAN, JR.* Donald P. Sullivan, Jr.	Director

By	/s/ RICHARD T. POTTER, JR. Richard T. Potter, Jr.	Date: April 30, 2014
Senior Vice President, Counsel & Assistant Corporate Secretary

*	Pursuant to a Power of Attorney filed herewith.

Exhibit Index

Number	Description
10	Consent of PricewaterhouseCoopers LLP
13(a)	Power of Attorney executed by Michael B. Cefole
13(b)	Power of Attorney executed by Marc Costantini
13(c)	Power of Attorney executed by Donald P. Sullivan, Jr.
13(d)	Power of Attorney executed by Michael Slipowitz